Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/23 (Unaudited)

COMMON STOCKS (53.4%)(a)
	Shares	Value
Basic materials (2.5%)
AdvanSix, Inc.	799	$23,938
American Vanguard Corp.	592	6,494
American Woodmark Corp.(NON)	490	45,497
Andersons, Inc. (The)	829	47,701
Anglo American PLC (London Exchange) (United Kingdom)	9,088	228,047
AptarGroup, Inc.	1,069	132,150
ArcelorMittal SA (France)	11,655	330,528
Archer-Daniels-Midland Co.	1,720	124,218
Arcosa, Inc.	185	15,288
Arkema SA (France)	1,272	144,693
Atkore, Inc.(NON)	494	79,040
Avient Corp.	287	11,931
Axalta Coating Systems, Ltd.(NON)	3,878	131,736
Beacon Roofing Supply, Inc.(NON)	126	10,965
BHP Group, Ltd. (ASE Exchange) (Australia)	21,034	721,057
BHP Group, Ltd. (London Exchange) (Australia)	1,342	45,918
BlueScope Steel, Ltd. (Australia)	13,489	214,672
Boise Cascade Co.	620	80,203
Builders FirstSource, Inc.(NON)	2,949	492,306
CF Industries Holdings, Inc.	1,646	130,857
Cie de Saint-Gobain SA (France)	5,079	375,573
Clearwater Paper Corp.(NON)	327	11,811
Commercial Metals Co.	232	11,609
Constellium SE (France)(NON)	3,078	61,437
Corteva, Inc.	12,078	578,778
CRH PLC (London Exchange) (Ireland)	12,654	872,013
CRH PLC (Ireland)	9,843	680,742
Dole PLC (Ireland)	2,679	32,925
Dow, Inc.	2,473	135,619
DuPont de Nemours, Inc.	7,381	567,820
Eastman Chemical Co.	5,529	496,614
Fortune Brands Innovations, Inc.	1,727	131,494
Freeport-McMoRan, Inc. (Indonesia)	25,132	1,069,869
Frontdoor, Inc.(NON)	1,677	59,064
Gibraltar Industries, Inc.(NON)	143	11,294
Glencore PLC (United Kingdom)	38,231	229,357
Holcim AG (Switzerland)	1,586	124,545
Huntsman Corp.	5,083	127,736
Innospec, Inc.	335	41,285
Janus International Group, Inc.(NON)	899	11,732
LightWave Logic, Inc.(NON)	3,794	18,894
Limbach Holdings, Inc.(NON)	395	17,961
Linde PLC	1,258	516,673
LSB Industries, Inc.(NON)	1,235	11,498
LyondellBasell Industries NV Class A	3,142	298,741
Martin Marietta Materials, Inc.	304	151,669
Minerals Technologies, Inc.	194	13,834
Mobe Omdistroer AB	3,678	131,415
Mueller Industries, Inc.	260	12,259
NewMarket Corp.	208	113,533
Novozymes A/S Class B (Denmark)	4,074	224,315
Nucor Corp.	778	135,403
Orion Engineered Carbons SA (Luxembourg)	651	18,052
PPG Industries, Inc.	4,783	715,297
Proto Labs, Inc.(NON)	266	10,363
Reliance Steel & Aluminum Co.	589	164,732
Rio Tinto PLC (United Kingdom)	2,521	187,230
Sherwin-Williams Co. (The)	2,370	739,203
Shin-Etsu Chemical Co., Ltd. (Japan)	11,700	488,899
Simpson Manufacturing Co., Inc.	205	40,586
Standex International Corp.	81	12,829
Steel Dynamics, Inc.	1,266	149,515
Sterling Construction Co., Inc.(NON)	754	66,299
Taiyo Nippon Sanso Corp. (Japan)	7,900	210,670
TopBuild Corp.(NON)	453	169,540
Tronox Holdings PLC Class A	3,546	50,211
Tutor Perini Corp.(NON)	845	7,690
UFP Industries, Inc.	711	89,266
Weyerhaeuser Co.(R)	7,558	262,792
Worthington Enterprises, Inc.	275	15,826
Worthington Steel, Inc.	191	5,367
Yara International ASA (Norway)	2,858	101,553

		13,800,671
Capital goods (2.4%)
A.O. Smith Corp.	1,741	143,528
Adient PLC(NON)	307	11,163
Airbus SE (France)	1,624	250,678
Alamo Group, Inc.	60	12,611
Albany International Corp. Class A	144	14,144
Allison Transmission Holdings, Inc.	2,204	128,163
American Axle & Manufacturing Holdings, Inc.(NON)	4,855	42,773
Applied Industrial Technologies, Inc.	319	55,088
Aptiv PLC(NON)	1,811	162,483
Argan, Inc.	234	10,949
Astronics Corp.(NON)	677	11,793
BAE Systems PLC (United Kingdom)	13,576	192,072
Ball Corp.	5,641	324,470
Belden, Inc.	281	21,707
Berry Global Group, Inc.	2,155	145,225
Boeing Co. (The)(NON)	4,032	1,050,982
Caterpillar, Inc.	590	174,445
Columbus McKinnon Corp./NY	275	10,731
Comfort Systems USA, Inc.	71	14,603
Curtiss-Wright Corp.	571	127,213
Dassault Aviation SA (France)	434	85,878
Deere & Co.	364	145,553
Donaldson Co., Inc.	2,021	132,072
Eaton Corp. PLC	521	125,467
Ebara Corp. (Japan)	1,700	100,101
Encore Wire Corp.	202	43,147
Enviri Corp.(NON)	1,327	11,943
Fortive Corp.	1,817	133,786
Franklin Electric Co., Inc.	133	12,854
GEA Group AG (Germany)	2,856	118,866
Gentex Corp.	3,909	127,668
Gentherm, Inc.(NON)	218	11,414
GrafTech International, Ltd.	7,664	16,784
Hitachi, Ltd. (Japan)	2,500	180,679
Honeywell International, Inc.	2,823	592,011
Hyster-Yale Materials Handling, Inc.	360	22,388
Ingersoll Rand, Inc.	11,015	851,900
Interface, Inc.	1,052	13,276
ITT, Inc.	1,182	141,036
Johnson Controls International PLC	11,168	643,724
Kone Oyj Class B (Finland)	5,630	281,739
Legrand SA (France)	922	96,036
LKQ Corp.	2,911	139,117
Lockheed Martin Corp.	350	158,634
Mitsubishi Electric Corp. (Japan)	18,600	262,568
Mitsubishi Heavy Industries, Ltd. (Japan)	3,200	186,201
MYR Group, Inc.(NON)	84	12,149
nLight, Inc.(NON)	728	9,828
Northrop Grumman Corp.	1,513	708,296
O-I Glass, Inc.(NON)	2,808	45,995
Oshkosh Corp.	1,278	138,548
Otis Worldwide Corp.	1,468	131,342
Parker Hannifin Corp.	328	151,110
Powell Industries, Inc.	406	35,890
Prysmian SpA (Italy)	14,878	678,310
Republic Services, Inc.	876	144,461
Rheinmetall AG (Germany)	537	170,230
RTX Corp.	7,007	589,569
Ryerson Holding Corp.	1,252	43,419
Shyft Group, Inc. (The)	918	11,218
Standard Motor Products, Inc.	131	5,215
Steelcase, Inc. Class A	810	10,951
Stoneridge, Inc.(NON)	506	9,902
Tennant Co.	62	5,747
Terex Corp.	1,122	64,470
Textron, Inc.	1,390	111,784
Titan International, Inc.(NON)	1,081	16,085
TransDigm Group, Inc.	413	417,791
Veralto Corp.(NON)	771	63,422
Vertiv Holdings Co.	15,052	722,948
Vinci SA (France)	6,678	838,711
Waste Connections, Inc.	2,434	363,323
Watts Water Technologies, Inc. Class A	369	76,877

		13,117,254
Communication services (0.9%)
American Tower Corp.(R)	5,955	1,285,565
AT&T, Inc.	45,389	761,627
Charter Communications, Inc. Class A(NON)	1,557	605,175
Comcast Corp. Class A	12,811	561,762
Crown Castle, Inc.(R)	1,205	138,804
Iridium Communications, Inc.	4,179	172,008
Preformed Line Products Co.	75	10,040
SBA Communications Corp.(R)	673	170,733
Spark NZ, Ltd. (New Zealand)	11,306	37,034
T-Mobile US, Inc.	4,877	781,929
Telstra Group, Ltd. (Australia)	76,598	206,390
Verizon Communications, Inc.	3,086	116,342
Vodafone Group PLC (United Kingdom)	352,944	306,593

		5,154,002
Communications equipment (0.1%)
arista Networks, Inc.(NON)	569	134,005
Motorola Solutions, Inc.	587	183,784
Viavi Solutions, Inc.(NON)	1,154	11,621

		329,410
Computers (3.9%)
8x8, Inc.(NON)	3,242	12,255
A10 Networks, Inc.	2,787	36,705
Adeia, Inc.	2,612	32,363
Agilysys, Inc.(NON)	335	28,415
AppFolio, Inc. Class A(NON)	59	10,221
Apple, Inc.	80,967	15,588,577
Bandwidth, Inc. Class A(NON)	1,286	18,608
Calix, Inc.(NON)	1,236	54,001
Cisco Systems, Inc.	20,926	1,057,182
CommVault Systems, Inc.(NON)	838	66,914
CrowdStrike Holdings, Inc. Class A(NON)	507	129,447
Dropbox, Inc. Class A(NON)	4,277	126,086
Elastic NV(NON)	1,012	114,052
Extreme Networks, Inc.(NON)	3,552	62,657
Fortinet, Inc.(NON)	2,299	134,560
MongoDB, Inc.(NON)	402	164,358
MSCI, Inc.	1,135	642,013
NetApp, Inc.	1,444	127,303
NetScout Systems, Inc.(NON)	486	10,668
PDF Solutions, Inc.(NON)	336	10,799
Phreesia, Inc.(NON)	1,483	34,331
PlayAGS, Inc.(NON)	1,310	11,043
Pure Storage, Inc. Class A(NON)	3,509	125,131
Qualys, Inc.(NON)	432	84,793
Rapid7, Inc.(NON)	1,131	64,580
RingCentral, Inc. Class A(NON)	3,923	133,186
Smartsheet, Inc. Class A(NON)	3,497	167,227
Snowflake, Inc. Class A(NON)	926	184,274
Super Micro Computer, Inc.(NON)	402	114,273
Synopsys, Inc.(NON)	2,362	1,216,217
Teradata Corp.(NON)	2,861	124,482
Vimeo, Inc.(NON)	4,843	18,985
Weave Communications, Inc.(NON)	1,883	21,598
Yext, Inc.(NON)	4,484	26,411
Zoom Video Communications, Inc. Class A(NON)	1,825	131,236
Zscaler, Inc.(NON)	598	132,493

		21,017,444
Conglomerates (0.7%)
3M Co.	16,655	1,820,725
AMETEK, Inc.	818	134,880
General Electric Co.	1,169	149,199
Marubeni Corp. (Japan)	19,300	303,686
Mitsubishi Corp. (Japan)	18,600	296,252
Mitsui & Co., Ltd. (Japan)	9,900	368,866
Siemens AG (Germany)	4,127	774,102
SPX Technologies, Inc.(NON)	426	43,030

		3,890,740
Consumer cyclicals (8.9%)
AAON, Inc.	169	12,484
Aaron's Co., Inc. (The)	2,488	27,069
Abercrombie & Fitch Co. Class A(NON)	125	11,028
Amazon.com, Inc.(NON)	52,555	7,985,206
American Eagle Outfitters, Inc.	491	10,390
Apogee Enterprises, Inc.	598	31,939
Aristocrat Leisure, Ltd. (Australia)	11,918	330,441
Arrowhead Pharmaceuticals, Inc.(NON)	518	15,851
Asics Corp. (Japan)	2,600	81,105
Associated British Foods PLC (United Kingdom)	7,004	211,128
Automatic Data Processing, Inc.	7,712	1,796,665
AutoZone, Inc.(NON)	49	126,695
Barrett Business Services, Inc.	118	13,664
Bayerische Motoren Werke AG (Germany)	318	35,369
Beazer Homes USA, Inc.(NON)	1,769	59,775
BJ's Wholesale Club Holdings, Inc.(NON)	4,599	306,569
Blue Bird Corp.(NON)	854	23,024
BlueLinx Holdings, Inc.(NON)	281	31,840
Booking Holdings, Inc.(NON)	703	2,493,696
Buckle, Inc. (The)	306	14,541
Caleres, Inc.	1,547	47,539
Cimpress PLC (Ireland)(NON)	518	41,466
Cintas Corp.	322	194,057
Compass Group PLC (United Kingdom)	15,840	432,827
CoStar Group, Inc.(NON)	3,292	287,688
Daktronics, Inc.(NON)	1,227	10,405
Dana, Inc.	793	11,586
Dillard's, Inc. Class A	156	62,969
DraftKings, Inc. Class A(NON)	3,685	129,896
Ecolab, Inc.	653	129,523
Expedia Group, Inc.(NON)	8,022	1,217,659
Experian PLC (United Kingdom)	8,217	334,857
Fast Retailing Co., Ltd. (Japan)	700	173,556
Ford Motor Co.	10,334	125,971
Forestar Group, Inc.(NON)	787	26,026
G-III Apparel Group, Ltd.(NON)	308	10,466
General Motors Co.	24,757	889,271
Global Payments, Inc.	1,172	148,844
GMS, Inc.(NON)	878	72,374
Golden Entertainment, Inc.	483	19,286
Goodyear Tire & Rubber Co. (The)(NON)	739	10,582
Hermes International (France)	192	407,477
Hilton Worldwide Holdings, Inc.	4,110	748,390
Home Depot, Inc. (The)	2,393	829,294
Host Hotels & Resorts, Inc.(R)	6,368	123,985
Hovnanian Enterprises, Inc. Class A(NON)	246	38,283
Huron Consulting Group, Inc.(NON)	118	12,130
Industria de Diseno Textil SA (Spain)	8,886	387,576
Informa PLC (United Kingdom)	12,257	121,685
InterContinental Hotels Group PLC (United Kingdom)	3,057	276,104
International Game Technology PLC	2,270	62,221
J. Jill, Inc.(NON)	634	16,345
JAKKS Pacific, Inc.(NON)	318	11,305
JELD-WEN Holding, Inc.(NON)	2,430	45,878
KB Home	226	14,116
Kimberly-Clark Corp.	990	120,295
La Francaise des Jeux SAEM (France)	1,163	42,217
Laureate Education, Inc.	2,344	32,136
Lennar Corp. Class A	1,036	154,405
Light & Wonder, Inc.(NON)	933	76,609
Live Nation Entertainment, Inc.(NON)	3,852	360,547
LiveRamp Holdings, Inc.(NON)	1,688	63,941
Lululemon Athletica, Inc. (Canada)(NON)	1,696	867,148
LVMH Moet Hennessy Louis Vuitton SA (France)	1,150	932,795
M/I Homes, Inc.(NON)	573	78,925
Marriott International, Inc./MD Class A	522	117,716
Masonite International Corp.(NON)	171	14,477
Mastercard, Inc. Class A	5,190	2,213,587
MasterCraft Boat Holdings, Inc.(NON)	474	10,731
Mazda Motor Corp. (Japan)	10,100	107,134
MGM Resorts International(NON)	1,216	54,331
Modine Manufacturing Co.(NON)	1,186	70,804
Monarch Casino & Resort, Inc.	150	10,373
Netflix, Inc.(NON)	4,866	2,369,158
Nike, Inc. Class B	4,224	458,600
Nintendo Co., Ltd. (Japan)	15,500	809,971
NVR, Inc.(NON)	23	161,010
O'Reilly Automotive, Inc.(NON)	2,351	2,233,638
Owens Corning	1,083	160,533
PACCAR, Inc.	1,352	132,023
Pan Pacific International Holdings Corp. (Japan)	8,300	197,536
Pandora A/S (Denmark)	2,161	298,546
PayPal Holdings, Inc.(NON)	25,559	1,569,578
PRADA SpA (Italy)	22,900	130,674
PROG Holdings, Inc.(NON)	989	30,570
Publicis Groupe SA (France)	3,702	344,266
PulteGroup, Inc.	14,551	1,501,954
RE/MAX Holdings, Inc. Class A	1,240	16,529
Red Rock Resorts, Inc. Class A	1,193	63,623
Ross Stores, Inc.	3,266	451,982
Ryman Hospitality Properties, Inc.(R)	724	79,683
Signet Jewelers, Ltd.	711	76,262
Sinclair, Inc.	964	12,561
Sony Group Corp. (Japan)	3,700	350,592
SP Plus Corp.(NON)	296	15,170
Stellantis NV (Italy)	16,688	391,210
StoneCo., Ltd. Class A (Brazil)(NON)	4,249	76,609
Subaru Corp. (Japan)	16,500	301,105
Target Corp.	4,694	668,519
Taylor Wimpey PLC (United Kingdom)	30,029	56,136
Tesla, Inc.(NON)	8,955	2,225,139
TJX Cos., Inc. (The)	3,533	331,431
Toll Brothers, Inc.	1,228	126,226
TOPPAN Holdings, Inc. (Japan)	5,900	164,156
Toyota Motor Corp. (Japan)	4,600	84,441
Trade Desk, Inc. (The) Class A(NON)	1,792	128,952
Trane Technologies PLC	1,809	441,215
TRI Pointe Homes, Inc.(NON)	2,064	73,066
TuSimple Holdings, Inc. Class A(NON)	7,711	6,769
United Rentals, Inc.	1,749	1,002,912
Universal Music Group NV (Netherlands)	22,083	630,606
Visteon Corp.(NON)	537	67,071
Walmart, Inc.	22,477	3,543,499
WEX, Inc.(NON)	653	127,041
Wolters Kluwer NV (Netherlands)	2,503	355,687

		48,684,536
Consumer staples (3.4%)
ACCO Brands Corp.	2,032	12,355
Altria Group, Inc.	10,491	423,207
Asahi Group Holdings, Ltd. (Japan)	7,000	260,544
Auto Trader Group PLC (United Kingdom)	21,601	198,345
Boston Beer Co., Inc. (The) Class A(NON)	366	126,486
Brink's Co. (The)	703	61,829
Cal-Maine Foods, Inc.	231	13,257
Cargurus, Inc.(NON)	1,987	48,006
Carlsberg A/S Class B (Denmark)	456	57,155
Carrols Restaurant Group, Inc.	2,930	23,088
Chipotle Mexican Grill, Inc.(NON)	321	734,114
CK Hutchison Holdings, Ltd. (Hong Kong)	84,000	452,119
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	8,200	117,621
Coca-Cola Co. (The)	44,528	2,624,035
Coca-Cola Consolidated, Inc.	90	83,556
Coca-Cola Europacific Partners PLC (Spain)	5,906	394,166
Coca-Cola HBC AG (Italy)	6,470	189,918
Colgate-Palmolive Co.	1,798	143,319
Copart, Inc.(NON)	2,556	125,244
CoreCivic, Inc.(NON)	1,061	15,416
Costco Wholesale Corp.	1,951	1,287,816
Coupang, Inc.(NON)	7,819	126,590
Coursera, Inc.(NON)	464	8,988
Danone SA (France)	2,721	176,488
Dave & Buster's Entertainment, Inc.(NON)	247	13,301
DoorDash, Inc. Class A(NON)	1,532	151,499
Etsy, Inc.(NON)	1,458	118,171
Eventbrite, Inc. Class A(NON)	4,917	41,106
First Watch Restaurant Group, Inc.(NON)	521	10,472
Heidrick & Struggles International, Inc.	628	18,545
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	2,086	167,781
Hudson Technologies, Inc.(NON)	1,251	16,876
Imperial Brands PLC (United Kingdom)	13,435	308,734
Ingles Markets, Inc. Class A	122	10,537
Ingredion, Inc.	1,188	128,934
Insperity, Inc.	94	11,019
Inter Parfums, Inc.	428	61,636
ITOCHU Corp. (Japan)	8,800	359,210
Itron, Inc.(NON)	930	70,224
Jeronimo Martins SGPS SA (Portugal)	6,145	156,246
John B. Sanfilippo & Son, Inc.	139	14,323
Kenvue, Inc.	15,525	334,253
Keurig Dr Pepper, Inc.	16,963	565,208
Koninklijke Ahold Delhaize NV (Netherlands)	11,249	322,987
Korn Ferry	954	56,620
L'Oreal SA (France)	700	348,044
McDonald's Corp.	1,183	350,771
Molson Coors Beverage Co. Class B	2,020	123,644
Mondelez International, Inc. Class A	1,765	127,839
Monster Beverage Corp.(NON)	2,407	138,667
Nestle SA (Switzerland)	6,977	807,499
Nissin Food Products Co., Ltd. (Japan)	8,400	292,905
PepsiCo, Inc.	1,003	170,350
Perdoceo Education Corp.	1,587	27,868
Philip Morris International, Inc.	2,020	190,042
Procter & Gamble Co. (The)	10,788	1,580,873
Recruit Holdings Co., Ltd. (Japan)	10,400	444,010
Resideo Technologies, Inc.(NON)	690	12,986
Resources Connection, Inc.	631	8,941
Sally Beauty Holdings, Inc.(NON)	1,207	16,029
Simply Good Foods Co. (The)(NON)	991	39,244
Starbucks Corp.	1,289	123,757
Sysco Corp.	1,778	130,025
Toyota Tsusho Corp. (Japan)	2,600	152,323
Turning Point Brands, Inc.	355	9,344
Uber Technologies, Inc.(NON)	37,072	2,282,523
Unilever PLC (United Kingdom)	10,372	501,838
United Natural Foods, Inc.(NON)	700	11,361
Upwork, Inc.(NON)	3,895	57,919
USANA Health Sciences, Inc.(NON)	211	11,310
WH Group, Ltd. (Hong Kong)	133,000	85,787

		18,687,243
Electronics (3.3%)
Advanced Micro Devices, Inc.(NON)	5,997	884,018
Allied Motion Technologies, Inc.	243	7,341
Ambarella, Inc.(NON)	184	11,277
Broadcom, Inc.	2,317	2,586,352
CEVA, Inc.(NON)	486	11,037
EnerSys	112	11,308
ESCO Technologies, Inc.	174	20,363
Hoya Corp. (Japan)	5,800	721,341
Keysight Technologies, Inc.(NON)	979	155,749
NVIDIA Corp.	15,687	7,768,516
NXP Semiconductors NV	1,983	455,455
Photronics, Inc.(NON)	464	14,556
Qorvo, Inc.(NON)	1,275	143,578
Qualcomm, Inc.	22,475	3,250,559
Rambus, Inc.(NON)	1,168	79,716
Samsung Electronics Co., Ltd. (Preference) (South Korea)	8,315	400,964
Shimadzu Corp. (Japan)	6,400	178,340
STMicroelectronics NV (France)	5,455	273,712
Synaptics, Inc.(NON)	243	27,721
Thales SA (France)	1,803	266,656
TTM Technologies, Inc.(NON)	2,001	31,636
Vicor Corp.(NON)	420	18,875
Vishay Intertechnology, Inc.	442	10,595
Vontier Corp.	13,024	449,979
Woodward, Inc.	953	129,732

		17,909,376
Energy (2.0%)
Alpha Metallurgical Resources, Inc.	233	78,968
Amplify Energy Corp.(NON)	1,500	8,895
Arch Resources, Inc.	175	29,040
BP PLC (United Kingdom)	119,542	706,435
Cabot Oil & Gas Corp.	4,923	125,635
California Resources Corp.	800	43,744
Cheniere Energy, Inc.	4,562	778,779
Chevron Corp.	945	140,956
ConocoPhillips	8,759	1,016,657
CONSOL Energy, Inc.	628	63,133
DMC Global, Inc.(NON)	594	11,179
Equinor ASA (Norway)	10,833	343,185
Exxon Mobil Corp.	32,537	3,253,049
FutureFuel Corp.	1,357	8,251
Golar LNG, Ltd. (Norway)	485	11,150
INPEX Corp. (Japan)	4,900	66,045
Marathon Oil Corp.	50,373	1,217,012
Marathon Petroleum Corp.	5,055	749,960
Murphy Oil Corp.	246	10,494
Nabors Industries, Ltd.(NON)	169	13,795
Newpark Resources, Inc.(NON)	1,634	10,850
NOW, Inc.(NON)	3,182	36,020
Oceaneering International, Inc.(NON)	540	11,491
Par Pacific Holdings, Inc.(NON)	1,667	60,629
PBF Energy, Inc. Class A	1,729	76,007
Peabody Energy Corp.	2,111	51,340
Schlumberger, Ltd.	2,597	135,148
Shell PLC (United Kingdom)	24,116	792,667
Shell PLC (United Kingdom)	3,246	105,460
SM Energy Co.	1,453	56,260
SunCoke Energy, Inc.	2,085	22,393
Targa Resources Corp.	1,617	140,469
Thermon Group Holdings, Inc.(NON)	681	22,180
US Silica Holdings, Inc.(NON)	3,642	41,191
Valero Energy Corp.	5,943	772,590
W&T Offshore, Inc.	3,153	10,279
Warrior Met Coal, Inc.	1,081	65,909
Weatherford International PLC(NON)	827	80,905

		11,168,150
Financials (7.4%)
3i Group PLC (United Kingdom)	11,578	356,397
Affiliated Managers Group, Inc.	936	141,729
AIA Group, Ltd. (Hong Kong)	28,200	244,928
AIB Group PLC (Ireland)	28,017	119,884
Alexander & Baldwin, Inc.(R)	1,275	24,251
Allianz SE (Germany)	735	196,319
Ally Financial, Inc.	4,021	140,413
Amalgamated Financial Corp.	464	12,500
American Assets Trust, Inc.(R)	489	11,007
American Equity Investment Life Holding Co.(NON)	1,249	69,694
American Express Co.	1,290	241,669
American International Group, Inc.	26,916	1,823,559
Ameriprise Financial, Inc.	1,703	646,850
Anywhere Real Estate, Inc.(NON)	5,136	41,653
Apartment Income REIT Corp.(R)	3,657	127,008
Apollo Global Management, Inc.	6,409	597,255
Apple Hospitality REIT, Inc.(R)	1,504	24,981
Armada Hoffler Properties, Inc.(R)	835	10,329
ASR Nederland NV (Netherlands)	4,598	217,420
Associated Banc-Corp.	601	12,855
Assured Guaranty, Ltd.	6,832	511,239
AvalonBay Communities, Inc.(R)	651	121,880
AXA SA (France)	29,901	976,054
Axis Capital Holdings, Ltd.	2,680	148,392
Axos Financial, Inc.(NON)	1,242	67,813
Banco Bilbao Vizcaya Argentaria SA (Spain)	40,250	366,732
Banco Latinoamericano de Comercio Exterior SA (Panama)	424	10,490
Banco Santander SA (Spain)	68,608	286,401
Bank Hapoalim MB (Israel)	29,068	260,460
Bank of America Corp.	51,450	1,732,322
Bank of Ireland Group PLC (Ireland)	31,716	287,490
Bank of New York Mellon Corp. (The)	16,856	877,355
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	530	16,965
Banner Corp.	977	52,328
Berkshire Hathaway, Inc. Class B(NON)	978	348,813
BGC Group, Inc. Class A	8,845	63,861
Bread Financial Holdings, Inc.	1,570	51,716
BrightSpire Capital, Inc.(R)	3,796	28,242
Brixmor Property Group, Inc.(R)	5,527	128,613
Broadstone Net Lease, Inc.(R)	680	11,710
Capital One Financial Corp.	5,187	680,120
Cathay General Bancorp	1,305	58,164
Centerspace(R)	426	24,793
Central Pacific Financial Corp.	954	18,775
Charles Schwab Corp. (The)	13,926	958,109
Chubb, Ltd.	536	121,136
Citigroup, Inc.	52,020	2,675,908
CNO Financial Group, Inc.	2,400	66,960
ConnectOne Bancorp, Inc.	691	15,831
COPT Defense Properties(R)	431	11,047
Corebridge Financial, Inc.	6,603	143,021
CrossFirst Bankshares, Inc.(NON)	505	6,858
Cushman & Wakefield PLC(NON)	2,827	30,532
Customers Bancorp, Inc.(NON)	1,123	64,707
DBS Group Holdings, Ltd. (Singapore)	13,000	328,442
Deutsche Boerse AG (Germany)	1,157	238,211
Discover Financial Services	10,783	1,212,009
DNB Bank ASA (Norway)	12,272	260,715
East West Bancorp, Inc.	1,945	139,943
Eastern Bankshares, Inc.	833	11,829
Elme Communities(R)	363	5,300
Employers Holdings, Inc.	323	12,726
Enova International, Inc.(NON)	313	17,328
Enterprise Financial Services Corp.	733	32,728
EPR Properties(R)	2,748	133,141
Equitable Holdings, Inc.	16,269	541,758
Equity Residential(R)	5,319	325,310
Erste Group Bank AG (Czech Republic)	5,170	209,764
Essent Group, Ltd.	1,425	75,155
Essential Properties Realty Trust, Inc.(R)	429	10,965
Essex Property Trust, Inc.(R)	554	137,359
Eurazeo SE (France)	544	43,254
Euronext NV (France)	3,271	284,028
Everest Re Group, Ltd.	318	112,438
FB Financial Corp.	634	25,265
First BanCorp/Puerto Rico (Puerto Rico)	3,865	63,579
First Financial Corp./IN	259	11,145
First Industrial Realty Trust, Inc.(R)	2,809	147,950
Gaming and Leisure Properties, Inc.(R)	10,836	534,757
Genworth Financial, Inc. Class A(NON)	10,044	67,094
Globe Life, Inc.	1,138	138,517
Goldman Sachs Group, Inc. (The)	3,840	1,481,357
Goodman Group (Australia)(R)	22,199	381,169
Granite Point Mortgage Trust, Inc.(R)	1,762	10,466
Hancock Whitney Corp.	1,226	59,571
Hanmi Financial Corp.	898	17,421
Heartland Financial USA, Inc.	820	30,840
Heritage Commerce Corp.	1,187	11,775
Hilltop Holdings, Inc.	368	12,957
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	700	23,951
Hope Bancorp, Inc.	3,002	36,264
Horace Mann Educators Corp.	1,018	33,289
HSBC Holdings PLC (United Kingdom)	1,732	13,990
Independent Bank Corp./MI	421	10,954
International Bancshares Corp.	278	15,101
Investor AB Class B (Sweden)	16,341	379,273
Jackson Financial, Inc. Class A	1,398	71,578
Japan Exchange Group, Inc. (Japan)	19,100	402,985
Jefferies Financial Group, Inc.	3,336	134,808
JPMorgan Chase & Co.	16,066	2,732,827
Julius Baer Group, Ltd. (Switzerland)	5,649	317,418
Kennedy-Wilson Holdings, Inc.	3,547	43,912
Kite Realty Group Trust(R)	785	17,945
Klepierre SA (France)(R)	4,754	129,991
Ladder Capital Corp.(R)	1,036	11,924
Loews Corp.	1,832	127,489
London Stock Exchange Group PLC (United Kingdom)	3,927	464,225
Marsh & McLennan Cos., Inc.	617	116,903
MetLife, Inc.	13,689	905,254
MFA Financial, Inc.(R)	1,772	19,970
MGIC Investment Corp.	12,125	233,891
Mid-America Apartment Communities, Inc.(R)	1,006	135,267
Mitsubishi UFJ Financial Group, Inc. (Japan)	43,500	374,348
Mizrahi Tefahot Bank, Ltd. (Israel)	4,531	175,164
Mr. Cooper Group, Inc.(NON)	1,085	70,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	930	385,110
Nasdaq, Inc.	2,298	133,606
National Bank Holdings Corp. Class A	336	12,496
National Health Investors, Inc.(R)	587	32,784
National Retail Properties, Inc.	3,105	133,826
Navient Corp.	3,068	57,126
NexPoint Residential Trust, Inc.(R)	318	10,949
NMI Holdings, Inc. Class A(NON)	361	10,714
Nordea Bank ABP (Finland)	30,588	378,330
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	16,486	137,328
OceanFirst Financial Corp.	804	13,957
OFG Bancorp (Puerto Rico)	981	36,768
Old Republic International Corp.	4,228	124,303
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	485	6,048
Park Hotels & Resorts, Inc.	8,086	123,716
Pathward Financial, Inc.	857	45,361
PennyMac Financial Services, Inc.	344	30,399
Persimmon PLC (United Kingdom)	17,770	313,418
Piedmont Office Realty Trust, Inc. Class A(R)	2,102	14,945
PNC Financial Services Group, Inc. (The)	5,424	839,906
Preferred Bank/Los Angeles CA	399	29,147
Premier Financial Corp.	609	14,677
Prudential PLC (United Kingdom)	15,681	176,523
QCR Holdings, Inc.	231	13,488
Regency Centers Corp.(R)	1,951	130,717
Reinsurance Group of America, Inc.	2,441	394,905
Retail Opportunity Investments Corp.(R)	2,536	35,580
Rithm Capital Corp.(R)	11,310	120,791
RLJ Lodging Trust(R)	2,075	24,319
RMR Group, Inc. (The) Class A	385	10,869
S&T Bancorp, Inc.	358	11,964
SEI Investments Co.	2,147	136,442
Service Properties Trust(R)	1,388	11,854
Simon Property Group, Inc.(R)	1,660	236,782
SITE Centers Corp.(R)	828	11,286
SLM Corp.	8,300	158,696
State Street Corp.	5,154	399,229
StoneX Group, Inc.(NON)	681	50,278
Sunstone Hotel Investors, Inc.(R)	5,685	61,000
Swiss Re AG (Switzerland)	2,959	332,807
Synchrony Financial	3,469	132,481
Tanger, Inc.(R)	434	12,030
Taylor Morrison Home Corp.(NON)	1,526	81,412
Terreno Realty Corp.(R)	172	10,779
Tokio Marine Holdings, Inc. (Japan)	7,600	189,737
TPG RE Finance Trust, Inc.(R)	1,724	11,206
TrustCo Bank Corp. NY	357	11,085
Trustmark Corp.	440	12,267
UDR, Inc.(R)	3,287	125,859
UMB Financial Corp.	159	13,284
UniCredit SpA (Italy)	13,203	358,167
Universal Insurance Holdings, Inc.	731	11,681
Unum Group	2,861	129,374
Urban Edge Properties(R)	3,389	62,019
VICI Properties, Inc.(R)	4,007	127,743
Virtu Financial, Inc. Class A	6,698	135,701
Virtus Investment Partners, Inc.	143	34,572
Visa, Inc. Class A	5,092	1,325,702
Vornado Realty Trust(R)	13,894	392,506
Wells Fargo & Co.	20,484	1,008,222
WesBanco, Inc.	362	11,356
Westamerica Bancorp	743	41,913
Xenia Hotels & Resorts, Inc.(R)	402	5,475
Zurich Insurance Group AG (Switzerland)	276	144,295

		40,002,490
Health care (6.8%)
10x Genomics, Inc. Class A(NON)	2,595	145,216
Abbott Laboratories	15,823	1,741,638
AbbVie, Inc.	8,059	1,248,903
ACADIA Pharmaceuticals, Inc.(NON)	2,920	91,425
Adaptive Biotechnologies Corp.(NON)	2,258	11,064
Addus HomeCare Corp.(NON)	119	11,049
Agenus, Inc.	14,856	12,299
Alkermes PLC(NON)	2,663	73,872
Alnylam Pharmaceuticals, Inc.(NON)	709	135,710
American Well Corp. Class A(NON)	6,092	9,077
Amgen, Inc.	473	136,233
AMN Healthcare Services, Inc.(NON)	161	12,056
Amneal Pharmaceuticals, Inc.(NON)	1,988	12,067
AngioDynamics, Inc.(NON)	1,409	11,047
Arcellx, Inc.(NON)	1,098	60,939
Arcturus Therapeutics Holdings, Inc.(NON)	1,656	52,214
Arvinas, Inc.(NON)	1,703	70,095
AstraZeneca PLC (United Kingdom)	7,584	1,021,439
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	440	1,346
AstraZeneca PLC ADR (United Kingdom)	10,929	736,068
AtriCure, Inc.(NON)	967	34,512
Avanos Medical, Inc.(NON)	838	18,796
Axogen, Inc.(NON)	1,348	9,207
Bio-Rad Laboratories, Inc. Class A(NON)	240	77,494
Biohaven, Ltd.(NON)	1,764	75,499
Boston Scientific Corp.(NON)	17,969	1,038,788
Bristol-Myers Squibb Co.	2,861	146,798
Cardinal Health, Inc.	9,314	938,851
Castle Biosciences, Inc.(NON)	735	15,861
Catalyst Pharmaceuticals, Inc.(NON)	737	12,389
Cigna Group (The)	4,380	1,311,591
Cochlear, Ltd. (Australia)	827	168,036
Cogent Biosciences, Inc.(NON)	2,391	14,059
Corcept Therapeutics, Inc.(NON)	724	23,516
Cullinan Oncology, Inc.(NON)	639	6,511
CVS Health Corp.	1,693	133,679
Danaher Corp.	2,993	692,400
Dexcom, Inc.(NON)	4,463	553,814
Dyne Therapeutics, Inc.(NON)	1,148	15,268
Elevance Health, Inc.	1,338	630,947
Eli Lilly and Co.	6,900	4,022,148
Exelixis, Inc.(NON)	12,986	311,534
Fate Therapeutics, Inc.(NON)	7,038	26,322
FUJIFILM Holdings Corp. (Japan)	4,400	263,589
Fulgent Genetics, Inc.(NON)	646	18,676
Genelux Corp.(NON)	612	8,574
Glaukos Corp.(NON)	289	22,973
GlaxoSmithKline PLC (United Kingdom)	22,181	409,712
HCA Healthcare, Inc.	4,122	1,115,743
Health Catalyst, Inc.(NON)	2,079	19,252
HealthEquity, Inc.(NON)	173	11,470
Hologic, Inc.(NON)	1,889	134,969
Humana, Inc.	2,090	956,823
IDEXX Laboratories, Inc.(NON)	490	271,975
ImmunityBio, Inc.(NON)	15,363	77,122
Immunovant, Inc.(NON)	1,524	64,206
Inari Medical, Inc.(NON)	186	12,075
Incyte Corp.(NON)	7,914	496,920
Inspire Medical Systems, Inc.(NON)	707	143,825
Intuitive Surgical, Inc.(NON)	2,052	692,263
Ipsen SA (France)	862	102,881
iTeos Therapeutics, Inc.(NON)	1,004	10,994
Jazz Pharmaceuticals PLC(NON)	1,008	123,984
Johnson & Johnson	965	151,254
Keros Therapeutics, Inc.(NON)	367	14,592
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	1,132	19,855
Lantheus Holdings, Inc.(NON)	824	51,088
Ligand Pharmaceuticals, Inc.(NON)	160	11,427
LivaNova PLC (United Kingdom)(NON)	914	47,290
Lonza Group AG (Switzerland)	278	116,959
M3, Inc. (Japan)	9,200	151,508
MacroGenics, Inc.(NON)	2,004	19,278
McKesson Corp.	2,722	1,260,232
Medpace Holdings, Inc.(NON)	498	152,652
Medtronic PLC	1,715	141,282
Merck & Co., Inc.	30,606	3,336,666
Merck KGaA (Germany)	1,029	163,670
MiMedx Group, Inc.(NON)	1,244	10,910
Neurocrine Biosciences, Inc.(NON)	1,220	160,747
Nevro Corp.(NON)	486	10,459
Novartis AG (Switzerland)	6,604	666,803
Novavax, Inc.(NON)	1,982	9,514
Novo Nordisk A/S Class B (Denmark)	11,176	1,155,988
Nurix Therapeutics, Inc.(NON)	1,775	18,318
Nuvation Bio, Inc.(NON)	4,377	6,609
Option Care Health, Inc.(NON)	1,902	64,078
OraSure Technologies, Inc.(NON)	2,711	22,230
Orthofix Medical, Inc. (Netherlands)(NON)	863	11,633
Pacific Biosciences of California, Inc.(NON)	1,153	11,311
PetIQ, Inc.(NON)	1,350	26,663
Pfizer, Inc.	4,027	115,937
PTC Therapeutics, Inc.(NON)	1,303	35,911
Quanterix Corp.(NON)	921	25,180
RadNet, Inc.(NON)	740	25,730
RAPT Therapeutics, Inc.(NON)	786	19,532
Regeneron Pharmaceuticals, Inc.(NON)	1,538	1,350,810
Roche Holding AG (Switzerland)	2,226	645,166
Sabra Health Care REIT, Inc.(R)	2,759	39,371
Sanofi SA (France)	9,936	985,069
Schrodinger, Inc.(NON)	359	12,852
Select Medical Holdings Corp.	1,561	36,684
Semler Scientific, Inc.(NON)	227	10,054
Shionogi & Co., Ltd. (Japan)	2,500	120,364
SI-BONE, Inc.(NON)	592	12,426
Sonic Healthcare, Ltd. (Australia)	3,335	72,804
STAAR Surgical Co.(NON)	702	21,909
Surmodics, Inc.(NON)	305	11,087
Teladoc Health, Inc.(NON)	6,888	148,436
TG Therapeutics, Inc.(NON)	1,186	20,257
Thermo Fisher Scientific, Inc.	2,071	1,099,266
UnitedHealth Group, Inc.	3,047	1,604,154
Veradigm, Inc.(NON)	3,241	33,998
Vertex Pharmaceuticals, Inc.(NON)	4,271	1,737,827
Vir Biotechnology, Inc.(NON)	1,124	11,307
Voyager Therapeutics, Inc.(NON)	1,530	12,913
Wave Life Sciences, Ltd.(NON)	1,224	6,181
West Pharmaceutical Services, Inc.	189	66,551
Zymeworks, Inc.(NON)	2,006	20,842

		36,945,437
Semiconductor (0.6%)
AIXTRON SE (Germany)	4,966	212,019
Applied Materials, Inc.	2,190	354,933
ASML Holding NV (Netherlands)	1,519	1,146,865
Axcelis Technologies, Inc.(NON)	419	54,340
Disco Corp. (Japan)	1,600	393,723
KLA Corp.	480	279,024
Kokusai Electric Corp. (Japan)(NON)	6,200	134,330
Lam Research Corp.	263	205,997
MaxLinear, Inc. Class A(NON)	1,612	38,317
Renesas Electronics Corp. (Japan)(NON)	12,300	220,748

		3,040,296
Software (4.7%)
Adobe, Inc.(NON)	5,418	3,232,378
Atlassian Corp. Class A(NON)	800	190,288
Autodesk, Inc.(NON)	625	152,175
Cadence Design Systems, Inc.(NON)	8,897	2,423,276
Domo, Inc. Class B(NON)	2,489	25,612
F5 Networks, Inc.(NON)	701	125,465
HubSpot, Inc.(NON)	1,185	687,940
Intapp, Inc.(NON)	1,259	47,867
Manhattan Associates, Inc.(NON)	656	141,250
Microsoft Corp.	41,312	15,534,964
Nexon Co., Ltd. (Japan)	11,400	207,038
Oracle Corp.	19,706	2,077,604
Pegasystems, Inc.	2,233	109,104
PROS Holdings, Inc.(NON)	940	36,463
ROBLOX Corp. Class A(NON)	2,854	130,485
SAP SE (Germany)	140	21,536
Sapiens International Corp. NV (Israel)	694	20,084
Square Enix Holdings Co., Ltd. (Japan)	7,200	258,005
Squarespace, Inc. Class A(NON)	2,014	66,482
Veeva Systems, Inc. Class A(NON)	707	136,112
Workday, Inc. Class A(NON)	529	146,036

		25,770,164
Technology services (3.4%)
Alphabet, Inc. Class A(NON)	36,918	5,157,075
Alphabet, Inc. Class C(NON)	22,817	3,215,600
DocuSign, Inc.(NON)	6,788	403,547
eBay, Inc.	2,513	109,617
Fair Isaac Corp.(NON)	282	328,251
Fidelity National Information Services, Inc.	2,303	138,341
Fiserv, Inc.(NON)	927	123,143
GoDaddy, Inc. Class A(NON)	2,831	300,539
HealthStream, Inc.	491	13,272
Integral Ad Science Holding Corp.(NON)	2,449	35,241
Leidos Holdings, Inc.	4,643	502,558
Meta Platforms, Inc. Class A(NON)	13,627	4,823,413
Palo Alto Networks, Inc.(NON)	2,714	800,304
Prosus NV (China)	14,909	444,543
Q2 Holdings, Inc.(NON)	341	14,803
Roku, Inc.(NON)	1,392	127,591
Salesforce, Inc.(NON)	3,570	939,410
Scout24 SE (Germany)	5,377	380,428
SCSK Corp. (Japan)	5,300	104,931
Spotify Technology SA (Sweden)(NON)	604	113,498
Unisys Corp.(NON)	2,443	13,730
VeriSign, Inc.(NON)	582	119,869
Western Union Co. (The)	10,109	120,499
Xerox Holdings Corp.	706	12,941

		18,343,144
Transportation (1.0%)
ArcBest Corp.	353	42,434
Ardmore Shipping Corp. (Ireland)	979	13,794
Arlo Technologies, Inc.(NON)	2,594	24,695
Canadian National Railway Co. (Canada)	2,689	337,989
Canadian Pacific Kansas City, Ltd. (Canada)	7,035	556,187
CSX Corp.	3,196	110,805
Daseke, Inc.(NON)	1,330	10,773
Delta Air Lines, Inc.	2,944	118,437
Deutsche Lufthansa AG (Germany)(NON)	3,731	33,160
Deutsche Post AG (Germany)	4,178	206,960
FedEx Corp.	4,453	1,126,475
Hub Group, Inc. Class A(NON)	464	42,660
International Seaways, Inc.	218	9,915
Kirby Corp.(NON)	1,733	136,006
Kuehne + Nagel International AG (Switzerland)	201	69,289
Matson, Inc.	671	73,542
Norfolk Southern Corp.	648	153,174
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	73,993	269,757
Ryanair Holdings PLC ADR (Ireland)(NON)	1,695	226,045
Scorpio Tankers, Inc.	1,140	69,312
SITC International Holdings Co., Ltd. (Hong Kong)	8,000	13,792
SkyWest, Inc.(NON)	1,035	54,027
Southwest Airlines Co.	16,113	465,343
Teekay Corp. (Bermuda)(NON)	2,318	16,574
Teekay Tankers, Ltd. Class A (Canada)	1,157	57,815
Union Pacific Corp.	3,487	856,477
Westinghouse Air Brake Technologies Corp.	1,050	133,245

		5,228,682
Utilities and power (1.4%)
ALLETE, Inc.	1,085	66,359
Ameren Corp.	7,459	539,584
American Electric Power Co., Inc.	1,613	131,008
Black Hills Corp.	199	10,736
Centrica PLC (United Kingdom)	126,196	225,791
Chesapeake Utilities Corp.	111	11,725
Constellation Energy Corp.	6,562	767,032
Dominion Energy, Inc.	2,665	125,255
DTE Energy Co.	1,280	141,133
Duke Energy Corp.	1,432	138,961
E.ON SE (Germany)	23,565	316,127
Edison International	8,747	625,323
Enel SpA (Italy)	34,546	257,132
Eni SpA (Italy)	4,627	78,537
Entergy Corp.	1,247	126,184
Eversource Energy	2,237	138,068
Exelon Corp.	15,620	560,758
Iberdrola SA (Spain)	1,340	17,525
New Jersey Resources Corp.	370	16,495
NextEra Energy, Inc.	2,032	123,424
Northwest Natural Holding Co.	618	24,065
NRG Energy, Inc.	18,784	971,133
Otter Tail Corp.	140	11,896
PG&E Corp.(NON)	7,048	127,075
Pinnacle West Capital Corp.	811	58,262
PNM Resources, Inc.	1,236	51,418
Portland General Electric Co.	464	20,110
PPL Corp.	2,264	61,354
Public Service Enterprise Group, Inc.	2,049	125,296
RWE AG (Germany)	4,096	186,227
SJW Group	306	19,997
Southern Co. (The)	1,792	125,655
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	2,297	2,642
Tokyo Gas Co., Ltd. (Japan)	12,000	275,092
Unitil Corp.	224	11,776
Vistra Corp.	22,175	854,181
Xcel Energy, Inc.	2,010	124,439

		7,467,775

Total common stocks (cost $185,421,364)		$290,556,814

CORPORATE BONDS AND NOTES (24.4%)(a)
		Principal amount	Value
Basic materials (1.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$129,146
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	78,029
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	23,299
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		120,000	118,254
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		70,000	72,818
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	134,614
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		20,000	20,449
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		25,000	24,239
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	36,466
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	85,645
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	89,199
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	45,953
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	45,099
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		158,000	167,020
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		255,000	267,309
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		590,000	604,960
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	167,673
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	429,589
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	232,710
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	31,411
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	77,884
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	106,301
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	39,174
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		200,000	168,750
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		196,000	195,272
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	65,468
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	182,562
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	355,195
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	100,000	101,701
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$65,000	58,514
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	78,438
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	132,117
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	256,235
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		50,000	44,688
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		65,000	54,600
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	65,210
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	300,415
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	41,632
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	89,303
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	57,167
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$65,000	58,204
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		110,000	93,020
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	68,709
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		80,000	81,414
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	73,011
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	32,792
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	304,938
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	17,625
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	65,831
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	92,272
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	373,423
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	104,791
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	177,632
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	42,070
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	79,292
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	74,825
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	121,319
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		323,000	311,776
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	73,588
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	103,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		35,000	14,262
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		115,000	101,867
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	322,584
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	170,366
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	562,163
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	491,798
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	115,362
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	29,012
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		45,000	43,295
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		90,000	89,775
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		105,000	92,395

			9,657,044
Capital goods (1.3%)
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	68,642
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	88,610
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	211,500
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		28,000	27,516
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	150,354
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	144,262
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	788,981
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	79,346
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	102,431
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		31,000	31,005
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		51,000	50,762
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	63,882
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	114,977
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		60,000	65,170
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	63,554
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,303
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	141,982
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	50,803
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		35,000	30,579
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		260,000	259,025
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		75,000	76,500
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	75,357
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	23,110
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,757
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		175,000	148,787
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		50,000	52,191
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		400,000	365,500
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	306,683
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	189,523
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		234,000	231,289
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	36,366
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	127,757
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		70,000	60,279
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	137,952
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		182,000	161,837
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,389
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		290,000	295,408
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,900
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	58,644
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		105,000	97,170
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		151,000	143,011
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		69,000	70,321
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		527,000	514,866
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		95,000	102,123
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		35,000	38,300
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		45,000	42,413
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	102,815
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	75,110
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,719
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		60,000	61,800
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		100,000	102,500
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	100,000	106,480
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		$48,000	43,131
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		306,000	292,628
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	150,439

			7,012,739
Communication services (2.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		462,000	396,723
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		263,000	234,045
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		526,000	493,040
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		396,000	379,732
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		142,000	131,803
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,258,000	904,474
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		50,000	48,862
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		573,000	467,007
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		440,000	397,696
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		125,000	123,601
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	59,953
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	254,499
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		200,000	182,753
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	56,805
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		115,000	101,425
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		352,000	305,419
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		514,000	505,063
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		487,000	376,973
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		208,000	206,023
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		261,000	169,762
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		137,000	88,304
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		123,000	94,410
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		206,000	171,908
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	323,535
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		281,000	266,927
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		395,000	375,483
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		219,000	197,579
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		128,000	123,518
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	124,500
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		135,000	162,588
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		80,000	75,166
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		60,000	30,923
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		20,000	15,952
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	47,121
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		130,000	81,250
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		123,000	112,967
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		986,000	936,367
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		110,000	106,271
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	61,723
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		52,000	50,424
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		65,000	32,175
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		141,000	152,778
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		810,000	674,406
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		12,000	11,380
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		547,000	530,550
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	61,679
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		4,000	4,014
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		324,000	329,097
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		155,000	144,011
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		303,000	331,229
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	753,592
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		602,000	459,898
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		300,000	288,625
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		966,000	955,622
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		181,000	163,733
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		70,000	54,688

			14,190,051
Consumer cyclicals (2.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		60,000	55,215
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		296,000	283,790
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		198,000	177,238
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	47,314
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	44,573
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		60,800	56,069
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		10,000	9,088
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		20,000	18,512
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	55,347
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		80,000	83,125
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		60,000	61,323
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		40,000	37,281
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		5,000	3,300
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		425,000	377,379
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		405,000	371,301
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		315,000	317,357
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		160,000	146,852
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		110,000	112,798
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		135,000	121,771
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		35,000	34,996
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		90,000	91,353
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		20,000	20,882
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		30,000	32,814
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		140,000	136,561
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,421
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		75,000	66,611
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		85,000	82,663
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		12,000	12,060
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		5,000	4,894
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		50,000	45,870
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		85,000	73,287
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	44,787
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		650,000	592,589
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		145,000	131,621
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		140,000	131,600
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		25,000	25,781
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		15,000	13,446
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		95,000	83,977
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		35,000	32,221
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		50,000	44,819
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		165,000	124,492
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	85,693
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		100,000	96,916
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		228,000	254,917
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	134,894
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		404,000	400,778
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		95,911	62,253
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	100,000	120,331
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$744,000	736,444
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		13,000	10,984
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	61,425
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	120,825
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		95,000	87,534
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	71,436
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		424,000	423,027
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	129,876
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	101,056
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,646
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	122,869
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	64,406
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,876
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	38,400
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		105,000	91,016
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		75,000	69,507
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		60,000	54,804
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,019
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	120,531
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	97,650
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	22,036
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		30,000	26,550
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	488,755
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,350
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	45,394
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		135,000	125,887
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	449,931
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	47,375
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		299,000	297,585
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	366,757
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		72,000	68,357
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	73,558
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		20,000	18,430
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		467,000	455,111
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		55,000	57,758
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	53,163
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	275,674
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	103,645
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	116,338
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		50,000	46,360
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		60,000	59,650
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		4,000	3,109
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	52,219
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		80,000	86,050
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	59,409
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,317
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	58,507
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	96,586
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27		5,000	4,550
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		110,000	103,997
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		60,000	53,066
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	87,517
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	89,826
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	69,363
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		105,000	100,183
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		5,000	4,550
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	103,951
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	34,411
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		35,000	34,123
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	64,287
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		50,000	45,084
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	127,282
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	271,767
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	181,473
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	99,340
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		30,000	31,581
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,150
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	58,043
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	35,161
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		60,000	58,776
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		65,000	64,823
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		55,000	56,739
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		40,000	39,885
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	116,375
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	310,959
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,145,000	1,047,908
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	368,900
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		70,000	67,761
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		100,000	97,310
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		70,000	72,538
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		55,000	51,908

			15,492,939
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		145,000	130,050
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	28,720
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		80,000	77,776
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		55,000	56,022
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	118,345
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	166,892
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	657,678
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	118,024
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$15,000	13,716
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		70,000	66,767
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	46,229
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		93,000	84,251
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		228,000	266,439
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		300,000	311,255
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	106,320
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		15,000	13,611
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	43,900
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	98,732
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		105,000	86,132
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	50,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		82,000	72,127
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	480,755
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		299,000	308,206
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		54,000	55,868
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28		478,000	489,686
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	113,647
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		80,000	73,754
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	52,729
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	38,881
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	22,685
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		340,000	325,550
McCormick & Co., Inc. sr. unsec. notes 1.85%, 2/15/31		19,000	15,536
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		365,000	413,321
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	848,558
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		135,000	68,850
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	90,214
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,854
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	47,487

			6,079,567
Energy (1.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		35,000	35,848
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	51,306
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	47,125
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		30,000	30,638
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		180,000	181,534
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		140,000	139,904
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		870,000	832,126
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		10,000	8,520
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	55,000
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,607
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	46,978
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		90,000	95,809
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		100,000	103,595
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	95,403
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		25,000	22,863
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		85,000	84,614
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	58,205
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		145,000	142,825
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		470,000	470,444
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		140,000	138,416
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		55,000	59,028
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		50,000	48,393
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		55,000	53,064
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		45,000	41,400
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		60,000	59,561
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		280,000	272,650
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		90,000	88,295
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		60,000	59,980
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		70,000	68,578
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	185,850
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		97,000	105,805
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		253,000	283,700
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		35,000	36,182
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		149,000	152,031
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		65,000	71,603
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		35,000	36,236
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		100,000	95,390
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		45,000	44,401
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		139,000	141,049
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		86,000	85,957
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		80,000	63,880
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		98,000	81,318
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		55,000	54,748
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		45,000	43,395
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		105,000	99,237
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	82,898
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	39,774
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	59,844
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	95,044
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		65,000	63,469
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		135,000	131,746
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		282,000	271,489
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		95,000	88,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		20,000	18,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		260,000	252,567
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		20,000	20,299
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		56,250	55,971
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		45,000	46,687
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		38,000	39,701
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		75,000	78,375
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	99,578
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	49,407
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		70,000	63,511
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	72,915
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	79,363
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	104,946
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	40,396
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31		50,000	51,750
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	29,455

			6,919,976
Financials (8.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	195,972
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		759,000	660,580
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		450,000	427,572
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		175,000	153,150
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		234,000	228,616
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		45,000	46,163
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		736,000	664,838
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		305,000	300,622
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		130,000	129,540
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		367,000	402,049
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		263,000	253,784
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		172,000	146,223
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		270,000	246,687
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		253,000	230,628
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		110,000	113,146
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	195,973
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30		55,000	58,446
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	117,017
Athene Global Funding 144A notes 1.985%, 8/19/28		547,000	472,148
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,300
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	194,249
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,172,335
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	396,694
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	202,064
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,690,000	1,548,295
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		572,000	491,186
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,133,000	994,781
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.406%, 9/15/26		83,000	81,932
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		722,000	769,788
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		245,000	238,101
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		195,000	198,258
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		500,000	350,120
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		117,000	109,479
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		170,000	132,820
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	233,930
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,775
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		410,000	413,215
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	198,259
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	289,351
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,178,000	892,464
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		250,000	221,331
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,792,000	1,707,829
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		408,000	394,531
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		214,000	191,385
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		512,000	500,228
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		500,000	487,954
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		115,000	88,631
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		718,000	680,005
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		160,000	149,964
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		239,000	225,210
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		90,000	95,936
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	392,528
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,090,000	1,012,942
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		643,000	633,033
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	189,621
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		647,000	658,248
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		20,000	21,750
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		15,000	16,331
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		75,000	74,021
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		60,000	57,262
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		712,000	692,686
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		148,000	126,002
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		25,000	25,626
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		246,000	207,686
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		84,000	83,481
goeasy, Ltd. 144A company guaranty sr. unsec. notes 9.25%, 12/1/28 (Canada)		45,000	48,059
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	57,768
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		63,000	55,866
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,677,000	1,622,207
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		225,000	197,717
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		50,000	52,812
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		65,000	65,251
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		490,000	370,314
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		35,000	33,394
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		50,000	41,753
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		380,000	282,810
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		190,000	151,951
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		98,000	96,356
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)		400,000	370,939
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	243,009
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47		228,000	195,061
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,005,000	841,384
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		305,000	313,757
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,887,000	1,810,738
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		65,000	63,713
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		207,000	189,252
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		80,000	72,135
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	94,222
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	289,248
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		183,000	195,082
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		236,000	228,466
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	413,520
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		305,000	306,387
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,758,000	1,676,573
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		507,000	492,150
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		49,000	52,632
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		110,000	113,294
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		43,000	44,671
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		75,000	69,931
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	81,734
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		186,000	153,525
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	45,846
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	50,477
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		110,000	103,004
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		65,000	66,909
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		70,000	69,179
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		95,000	85,082
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		825,000	777,927
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		149,000	130,252
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		66,000	60,967
Protective Life Global Funding 144A 5.467%, 12/8/28		195,000	199,652
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		629,000	603,460
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	362,994
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		390,000	381,903
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	293,169
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,036,572
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		250,000	228,807
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	578,693
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		754,000	584,751
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32		30,000	30,638
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		374,000	366,131
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		149,000	140,649
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,203,000	1,924,136
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		155,000	158,266
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		260,000	257,224
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		81,000	78,121
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		147,000	101,779

			43,385,040
Health care (1.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		11,000	10,726
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		384,000	349,037
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		320,000	327,365
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		90,000	94,945
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	50,625
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	54,202
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		77,000	74,617
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		620,000	554,136
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	69,283
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		60,000	57,524
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	45,125
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	41,288
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		30,000	31,354
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		15,000	14,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	37,165
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	46,031
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		45,000	37,636
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		771,000	730,432
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		24,336	24,448
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		181,509	168,541
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	163,697
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	77,714
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		166,000	171,689
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		165,000	170,783
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		84,000	83,010
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	71,709
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	45,326
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	456,029
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		56,000	58,075
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		254,000	263,940
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	186,283
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	452,199
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	127,005
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		190,000	171,787
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		90,000	84,832
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		876,000	786,830
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		35,000	31,632
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		55,000	52,515
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		45,000	39,693
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		100,000	102,088
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		142,000	142,319
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		466,000	465,759
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		375,000	339,520
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	132,300
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	119,003
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	82,849
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		55,000	49,253
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		190,000	185,735
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		455,000	449,873
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		75,000	69,825
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	121,330
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	205,335
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		280,000	287,405
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		419,000	366,615
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		346,000	313,797
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	123,301
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		99,000	85,246

			9,955,731
Technology (1.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		45,000	39,206
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		1,145,000	1,085,759
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		351,000	312,459
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		160,000	144,902
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		55,000	47,575
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	30,161
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	456,724
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,240,000	1,189,163
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		66,000	53,483
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		70,000	71,390
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		65,000	60,992
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		120,000	114,000
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		250,000	238,110
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	40,117
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	24,450
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		165,000	149,115
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		35,000	36,569
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		50,000	50,688
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	175,769
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		229,000	248,198
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		261,000	269,383
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		258,000	237,051
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		916,000	676,041
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		57,000	55,514
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		133,000	120,338
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		398,000	315,659
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		137,000	123,649
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		917,000	726,337
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		239,000	234,832
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		80,000	81,700
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		140,000	121,800
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		387,000	271,493
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		387,000	276,714
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		20,000	22,870
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		25,000	20,249
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		155,000	136,513
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		426,000	350,212
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		125,000	113,438
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		185,000	164,743
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	95,790
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		155,000	140,584

			9,123,740
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		70,000	68,233
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		87,500	86,869
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		288,000	251,650
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		150,000	142,141
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		133,000	129,678
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	37,409
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		40,000	38,976
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		170,000	170,000

			924,956
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		158,000	146,194
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		316,000	265,453
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		140,000	145,969
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		462,000	451,691
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		110,000	93,064
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	23,625
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		85,000	77,921
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		30,000	27,865
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		172,000	185,852
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		160,000	138,270
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		446,000	362,749
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		551,000	520,720
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		211,000	236,449
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		486,000	467,782
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		410,000	350,024
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		279,000	275,242
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		837,000	777,261
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	68,828
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		935,000	780,715
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		223,000	201,673
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,082,000	950,188
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		130,000	136,475
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		402,000	404,397
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		31,000	31,862
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	115,490
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		68,000	66,922
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		343,000	389,955
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		184,000	185,639
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		94,000	92,907
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		30,000	31,233
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		91,000	97,170
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		463,000	383,763
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		50,000	47,358
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		61,000	54,975
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		575,000	595,009
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	91,632
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		178,000	183,894
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		163,000	169,196
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		25,000	24,891
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		45,000	44,325
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		219,000	204,906
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		78,000	76,903
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	63,284
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		40,000	42,097
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		35,000	36,351

			10,118,169

Total corporate bonds and notes (cost $142,006,880)			$132,859,952

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.7%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$288,699	$298,542
5.50%, TBA, 1/1/54	1,000,000	1,006,204
4.50%, TBA, 1/1/54	6,000,000	5,857,610
4.50%, 5/20/49	17,859	17,649
4.00%, TBA, 1/1/54	4,000,000	3,821,324
3.00%, TBA, 1/1/54	7,000,000	6,341,779
3.00%, with due dates from 8/20/49 to 4/20/51	15,100,845	13,772,316

		31,115,424
U.S. Government Agency Mortgage Obligations (16.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	248,456	255,430
4.00%, 9/1/45	128,360	124,721
3.00%, 2/1/47	532,994	482,228
2.50%, with due dates from 8/1/50 to 8/1/51	2,293,665	1,963,819
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,774,286	1,824,042
4.00%, 1/1/57	367,630	345,719
4.00%, with due dates from 6/1/48 to 4/1/49	5,204,301	5,000,891
3.50%, 6/1/56	413,762	379,280
3.50%, with due dates from 4/1/52 to 5/1/52	2,616,325	2,422,817
3.00%, with due dates from 4/1/46 to 11/1/48	7,577,249	6,863,424
2.50%, with due dates from 7/1/50 to 8/1/51	16,516,066	14,182,089
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	5,000,000	5,122,653
6.00%, TBA, 1/1/54	8,000,000	8,127,502
5.50%, TBA, 1/1/54	2,000,000	2,009,845
5.00%, TBA, 1/1/54	12,000,000	11,879,994
3.50%, TBA, 1/1/54	6,000,000	5,507,813
2.50%, TBA, 1/1/54	18,000,000	15,330,938
2.50%, TBA, 1/1/39	11,000,000	10,141,484

		91,964,689

Total U.S. government and agency mortgage obligations (cost $127,550,989)		$123,080,113

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/15/32(i)	$122,000	$112,994
1.875%, 2/28/27(i)	9,000	8,497

Total U.S. treasury obligations (cost $121,491)		$121,491

MORTGAGE-BACKED SECURITIES (6.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.5%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.487%, 10/25/53	$269,639	$273,365
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,906,783	355,564
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,612,808	568,564
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,369,893	787,180
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,814,554	559,280
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,706,630	584,184
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,623,429	524,694
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.851%, 4/15/37	27,560	32,411
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.501%, 3/15/35	49,913	51,708
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,760,721	511,992
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,921,481	330,881
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.597%, 4/15/44	3,076,139	308,830
REMICs Ser. 3391, PO, zero %, 4/15/37	2,434	2,050
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,192,419	397,968
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,260,010	502,277
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,101,107	443,740
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,827,742	522,435
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,034	4,875
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	780	630
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.488%, 4/20/51(WAC)	326,178	326,176
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	85,426	17,752
Ser. 13-14, IO, 3.50%, 12/20/42	145,093	17,321
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,008,343	629,109
Ser. 15-H26, Class EI, IO, 1.741%, 10/20/65(WAC)	844,359	35,210
FRB Ser. 16-H16, Class LI, IO, 0.775%, 7/20/66(WAC)	5,588,021	217,966
Ser. 16-H16, Class EI, IO, 0.693%, 6/20/66(WAC)	1,540,262	58,376

		8,064,538
Commercial mortgage-backed securities (2.1%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.952%, 5/15/53(WAC)	3,145,472	140,343
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.553%, 11/17/38 (Cayman Islands)	251,810	249,121
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.581%, 4/15/37	307,608	295,703
BANK
FRB Ser. 17-BNK8, Class B, 3.95%, 11/15/50(WAC)	275,000	227,305
FRB Ser. 19-BN20, Class XA, IO, 0.811%, 9/15/62(WAC)	3,750,293	134,514
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	313,000	236,278
FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	2,670,241	165,305
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	151,127
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	157,414
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	71,648	67,349
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	395,000	320,451
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.038%, 3/11/47(WAC)	455,000	427,962
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.991%, 11/10/46(WAC)	287,000	262,914
FRB Ser. 14-CR18, Class C, 4.734%, 7/15/47(WAC)	246,000	240,132
FRB Ser. 14-CR17, Class C, 4.732%, 5/10/47(WAC)	217,000	181,328
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	184,515
FRB Ser. 15-LC21, Class B, 4.322%, 7/10/48(WAC)	289,000	232,761
FRB Ser. 15-LC19, Class C, 4.213%, 2/10/48(WAC)	433,000	393,287
FRB Ser. 14-UBS4, Class XA, IO, 1.068%, 8/10/47(WAC)	4,125,763	7,278
FRB Ser. 14-UBS6, Class XA, IO, 0.819%, 12/10/47(WAC)	3,336,069	12,540
FRB Ser. 14-CR14, Class XA, IO, 0.152%, 2/10/47(WAC)	2,782,148	8
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	474,914	432,114
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46(WAC)	299,000	199,151
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.25%, 4/15/50(WAC)	402,000	311,419
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	236,619
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	248,619
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	369,077
FRB Ser. 20-C19, Class XA, IO, 1.099%, 3/15/53(WAC)	5,690,754	289,255
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.358%, 8/10/44(WAC)	521,653	446,858
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.685%, 6/10/47(WAC)	197,000	123,323
GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.359%, 8/10/43(WAC)	335,000	264,992
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.671%, 4/15/47(WAC)	84,000	79,214
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)	161,000	122,974
FRB Ser. 13-C12, Class C, 3.958%, 7/15/45(WAC)	266,037	241,944
FRB Ser. 14-C25, Class XA, IO, 0.796%, 11/15/47(WAC)	2,858,521	9,922
FRB Ser. 14-C19, Class XA, IO, 0.559%, 4/15/47(WAC)	1,340,633	1,396
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 4.854%, 12/15/46(WAC)	262,000	230,134
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	311,041
FRB Ser. 13-LC11, Class XA, IO, 0.945%, 4/15/46(WAC)	137,386	8
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	10,238	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.037%, 2/15/47(WAC)	427,000	417,603
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	65,955	65,625
FRB Ser. 14-C17, Class C, 4.408%, 8/15/47(WAC)	527,000	486,124
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48(WAC)	193,000	183,072
FRB Ser. 14-C17, Class XA, IO, 0.875%, 8/15/47(WAC)	1,713,216	1,631
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.633%, 8/15/45(WAC)	314,000	283,036
FRB Ser. 12-C6, Class D, 4.425%, 11/15/45(WAC)	265,000	210,676
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	173,707
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.726%, 8/9/37 (Cayman Islands)	276,000	266,683
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.001%, 12/15/50(WAC)	2,666,650	83,545
FRB Ser. 18-C8, Class XA, IO, 0.809%, 2/15/51(WAC)	3,235,066	90,926
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.573%, 6/16/36	90,395	89,498
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 3.954%, 7/15/46(WAC)	178,000	122,619
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	189,094
FRB Ser. 19-C52, Class XA, IO, 1.602%, 8/15/52(WAC)	2,343,278	141,882
FRB Ser. 14-LC16, Class XA, IO, 1.038%, 8/15/50(WAC)	3,186,051	1,205
FRB Ser. 16-LC25, Class XA, IO, 0.821%, 12/15/59(WAC)	3,955,692	75,884
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.954%, 7/15/46(WAC)	401,000	105,147
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 3.998%, 3/15/45(WAC)	628,000	516,039
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	171,704	49,760
Ser. 11-C4, Class E, 4.979%, 6/15/44(WAC)	123,000	90,450
FRB Ser. 12-C9, Class D, 4.719%, 11/15/45(WAC)	24,518	23,856
FRB Ser. 13-C15, Class D, 4.204%, 8/15/46(WAC)	153,000	36,374

		11,710,135
Residential mortgage-backed securities (non-agency) (2.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	427,391	231,577
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	40,755	38,844
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	61,484	57,083
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.07%, 9/25/45	50,105	46,170
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.337%, 8/25/69	217,742	211,544
Ser. 21-C, Class A1, 1.62%, 3/1/61	232,288	219,019
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	224,070
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	601,000	565,873
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.31%, 5/25/35(WAC)	82,953	80,531
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	973	966
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.652%, 2/20/47	206,586	158,163
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	312,727	192,051
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	142,743	136,520
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	142,902	137,913
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.452%, 12/25/28	209,583	222,886
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.152%, 4/25/28	74,365	77,766
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 8/25/29	114,932	119,529
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	197,402	202,111
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 8.137%, 10/25/50	24,306	24,660
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.987%, 7/25/42	319,479	326,867
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/33	387,573	391,214
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/42	9,886	10,066
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.537%, 5/25/42	55,621	56,386
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.487%, 9/25/42	13,103	13,228
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 2.06%), 7.402%, 10/25/49	189	190
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 6/25/43	13,021	13,135
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 4/25/42	26,734	26,977
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.187%, 1/25/42	138,000	137,962
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.987%, 1/25/34	20,593	20,676
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.637%, 2/25/42	100,593	100,593
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.337%, 1/25/42	104,695	104,353
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.187%, 9/25/41	64,202	63,599
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.137%, 10/25/41	141,944	141,652
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	108,464	105,705
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.402%, 8/25/28	175,238	183,995
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.202%, 8/25/28	270,339	289,075
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.452%, 9/25/28	173,599	181,918
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.352%, 10/25/28	33,524	35,703
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.152%, 4/25/28	457,211	486,647
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.002%, 4/25/28	387,875	402,693
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.352%, 11/25/24	2,010	2,089
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.902%, 1/25/29	372,161	389,946
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.802%, 5/25/29	256,137	270,292
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 4/25/29	178,029	186,686
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 1/25/29	448,184	468,752
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.102%, 9/25/29	27,000	28,174
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 7/25/29	362,951	376,193
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.352%, 7/25/24	28,532	28,738
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.252%, 2/25/30	56,000	57,863
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.802%, 1/25/31	81,849	83,844
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.702%, 7/25/29	7,685	7,690
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.337%, 4/25/42	497,000	508,916
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	47,245	48,663
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.902%, 7/25/31	3,745	3,760
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.852%, 4/25/31	1,247	1,251
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.837%, 9/25/42	98,492	100,202
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.602%, 11/25/39	68,647	69,272
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.502%, 1/25/40	158,181	160,134
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.437%, 3/25/42	56,148	56,815
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.337%, 3/25/42	29,834	30,115
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.537%, 1/25/42	150,902	150,642
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.337%, 12/25/41	75,481	75,316
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.237%, 11/25/41	26,877	26,803
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 6.087%, 10/25/41	4,826	4,838
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	144,366	140,846
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,448	173,153
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 7.25%, 11/25/59	202,930	211,718
Ser. 20-GS5, Class A1, 6.25%, 6/25/60	299,997	303,583
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	181,830	186,279
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.27%, 2/25/34	269,176	264,488
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	160,840	162,185
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.295%, 8/25/34	47,836	44,435
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.761%, 8/26/47(WAC)	50,609	48,794
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	190,000	184,500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.52%, 10/25/34	135,057	131,602
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	196,573
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	82,407	69,517
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	454,516
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	331,276
Ser. 21-3, Class A1, 1.127%, 6/25/56(WAC)	140,568	115,346
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.32%, 5/25/47	353,107	283,127
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.65%, 1/25/37	77,869	66,951
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	159,031
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.43%, 7/25/45	94,462	89,583
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 6.35%, 11/25/34	112,036	104,451
FRB Ser. 04-AR3, Class A2, 4.51%, 6/25/34(WAC)	95,126	86,211

		12,985,069

Total mortgage-backed securities (cost $34,407,775)		$32,759,742

COLLATERALIZED LOAN OBLIGATIONS (2.0%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.744%, 4/23/34 (Cayman Islands)	$250,000	$249,660
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.755%, 4/15/34 (Cayman Islands)	250,000	249,989
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.742%, 1/21/35 (Cayman Islands)	250,000	249,304
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.79%, 10/25/32 (Cayman Islands)	200,000	198,064
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.834%, 4/15/35 (Cayman Islands)	250,000	250,033
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.165%, 7/24/36 (Jersey)	253,000	254,517
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.166%, 4/20/36 (Cayman Islands)	250,000	250,110
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.924%, 11/22/34 (Cayman Islands)	400,000	394,616
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.825%, 10/15/34 (Cayman Islands)	250,000	249,997
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.854%, 7/17/34 (Cayman Islands)	275,000	274,413
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.727%, 4/20/34 (Cayman Islands)	100,000	99,493
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	250,000	248,166
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.895%, 7/15/36	267,000	266,528
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.845%, 7/15/34 (Cayman Islands)	250,000	248,862
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class A1, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/30	170,723	170,766
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.194%, 4/16/36 (Cayman Islands)	250,000	250,645
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.897%, 4/20/34 (Cayman Islands)	250,000	248,787
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.452%, 4/28/31 (Cayman Islands)	250,000	249,410
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.907%, 7/20/34 (Cayman Islands)	150,000	149,767
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.822%, 7/28/34	250,000	249,988
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.775%, 7/15/34 (Cayman Islands)	250,000	249,469
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.49%, 7/25/34 (Cayman Islands)	250,000	249,982
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.266%, 7/20/35	250,000	250,792
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.531%, 7/16/36 (Cayman Islands)	250,000	250,401
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.757%, 4/20/31 (Cayman Islands)	250,000	247,505
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	250,000	249,553
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.975%, 4/15/32 (Cayman Islands)	220,000	218,543
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.945%, 1/15/35 (Cayman Islands)	250,000	247,629
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.905%, 8/26/34 (Cayman Islands)	250,000	246,594
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.641%, 5/15/32 (Cayman Islands)	293,000	292,973
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 7.067%, 1/20/34 (Cayman Islands)	250,000	250,011
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.327%, 4/20/34 (Cayman Islands)	250,000	249,309
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	250,000	249,993
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (CME Term SOFR 3 Month + 1.47%), 6.887%, 7/20/32 (Cayman Islands)	250,000	248,005
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.825%, 7/15/34 (Cayman Islands)	250,000	248,572
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.847%, 7/20/34 (Cayman Islands)	258,000	257,743
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 7.46%, 4/28/36 (Cayman Islands)	250,000	251,652
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.847%, 10/20/34 (Cayman Islands)	250,000	249,077
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.805%, 7/15/32 (Cayman Islands)	250,000	246,817
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.835%, 7/15/32 (Cayman Islands)	150,000	148,805
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.272%, 10/20/36 (Jersey)	150,000	150,115
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.915%, 1/15/32 (Cayman Islands)	250,000	248,182
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.377%, 1/20/29 (Cayman Islands)	224,000	222,341
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (CME Term SOFR 3 Month + 1.59%), 7.007%, 10/20/33	286,000	284,894

Total collateralized loan obligations (cost $10,562,845)		$10,612,072

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.3%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$220,575
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$358,000	327,570
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		450,000	402,451
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	242,656
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	252,073
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		465,000	427,219
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		553,000	503,230
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	203,330
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	258,529
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	212,000
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		280,000	279,650
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	621,094
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		240,000	274,044
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		470,000	454,857
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		420,000	333,375
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	195,500
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	197,250
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		480,000	446,477
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	294,000
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		680,000	575,295
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		300,000	305,406
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	62,159

Total foreign government and agency bonds and notes (cost $7,383,967)			$7,088,740

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	$57,267	$47,711
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28	55,000	56,427
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.106%, 10/19/27	82,469	82,606
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	80,000	68,371
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	43,872	43,488
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.848%, 12/20/29	17,858	17,899
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	69,011	68,206
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	24,813	24,189
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	100,365	98,541
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.36%, 12/31/30	115,249	115,393
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.498%, 2/19/29	23,429	23,490
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.65%, 7/22/27	41,648	41,601
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.47%, 12/1/27	82,663	82,928
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.662%, 6/8/30	12,994	13,043
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.72%, 5/1/26	66,870	56,965
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.456%, 12/15/27	48,828	48,863
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	53,341	50,040
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.706%, 10/15/28	14,925	14,950
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	24,657	24,545
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.86%, 9/21/28	74,212	73,457
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	44,594	36,879
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.507%, 4/11/29	59,700	54,402
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	65,094	65,277
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 4/3/28	34,825	34,903
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	62,933	54,122
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	81,935	63,483
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.206%, 1/29/28	77,016	76,053
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	75,000	75,563
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27	55,000	6,600
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	70,000	70,013
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.22%, 4/21/28	81,273	81,454
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.72%, 3/19/28	68,997	69,239

Total senior loans (cost $1,828,356)		$1,740,701

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$17,490,967	$3,667	$561,325
S&P 500 Index (Put)	Jun-24/4500.00	17,490,967	3,667	281,357

Total purchased options outstanding (cost $1,492,836)				$842,682

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.22%, 5/7/24	$330,200	$329,581
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.306%, 6/29/24	425,000	424,850
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.07%, 1/25/46	36,988	36,899

Total asset-backed securities (cost $791,009)		$791,330

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$40,000	$28,876
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	67,000	52,515

Total convertible bonds and notes (cost $92,503)		$81,391

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	1,195	$67,159

Total convertible preferred stocks (cost $59,750)		$67,159

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	2,324,458	$2,324,458
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	1,781,000	1,781,000
U.S. Treasury Bills 5.454%, 1/23/24(SEG)		$8,000,000	7,975,414
U.S. Treasury Bills 5.423%, 2/22/24(SEG)		800,000	794,054
U.S. Treasury Bills 5.397%, 3/21/24(SEG)		100,000	98,861

Total short-term investments (cost $12,972,297)			$12,973,787
TOTAL INVESTMENTS

Total investments (cost $524,692,062)			$613,575,974

	FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $12,849,537) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
		British Pound	Sell	3/20/24	$85,816	$84,865	$(951)
		Swedish Krona	Buy	3/20/24	999,019	962,184	36,835
	Citibank, N.A.
		Danish Krone	Sell	3/20/24	328,088	320,715	(7,373)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/17/24	224,494	216,645	(7,849)
		Norwegian Krone	Sell	3/20/24	322,401	303,376	(19,025)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Sell	1/17/24	1,329,150	1,278,172	(50,978)
		Euro	Sell	3/20/24	275,397	269,709	(5,688)
	NatWest Markets PLC
		British Pound	Sell	3/20/24	1,555,407	1,537,666	(17,741)
		Japanese Yen	Buy	2/21/24	256,664	243,508	13,156
		Swiss Franc	Buy	3/20/24	842,671	813,898	28,773
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/17/24	388,738	361,235	27,503
		Chinese Yuan (Offshore)	Buy	2/21/24	527,062	514,589	12,473
		Euro	Sell	3/20/24	2,190,327	2,145,220	(45,107)
		Japanese Yen	Buy	2/21/24	808,681	768,911	39,770
		Swiss Franc	Buy	3/20/24	1,036,323	1,000,972	35,351
	UBS AG
		Australian Dollar	Buy	1/17/24	563,814	523,823	39,991
		Euro	Sell	3/20/24	97,003	95,019	(1,984)
	WestPac Banking Corp.
		Euro	Sell	3/20/24	1,438,440	1,409,030	(29,410)

	Unrealized appreciation						233,852

	Unrealized (depreciation)						(186,106)

	Total						$47,746
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	227	$25,380,427	$25,564,740	Mar-24	$(935,797)
S&P 500 Index E-Mini (Long)	1	238,492	241,000	Mar-24	48
S&P 500 Index E-Mini (Short)	371	88,480,347	89,411,000	Mar-24	(2,969,632)
S&P Mid Cap 400 Index E-Mini (Long)	2	556,308	561,900	Mar-24	256
S&P Mid Cap 400 Index E-Mini (Short)	51	14,185,854	14,328,450	Mar-24	(757,609)
U.S. Treasury Bond 30 yr (Long)	123	15,367,313	15,367,313	Mar-24	1,085,184
U.S. Treasury Bond Ultra 30 yr (Long)	151	20,172,656	20,172,656	Mar-24	1,781,137
U.S. Treasury Bond Ultra 30 yr (Short)	3	400,781	400,781	Mar-24	(36,054)
U.S. Treasury Note 2 yr (Long)	217	44,683,351	44,683,351	Mar-24	426,973
U.S. Treasury Note 5 yr (Long)	393	42,747,961	42,747,961	Mar-24	981,616
U.S. Treasury Note 5 yr (Short)	19	2,066,695	2,066,695	Mar-24	(48,137)
U.S. Treasury Note 10 yr (Long)	235	26,529,297	26,529,297	Mar-24	871,721
U.S. Treasury Note Ultra 10 yr (Short)	25	2,950,391	2,950,391	Mar-24	(133,064)

Unrealized appreciation					5,146,935

Unrealized (depreciation)					(4,880,293)

Total					$266,642

WRITTEN OPTIONS OUTSTANDING at 12/31/23 (premiums $268,608) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$17,490,967	$3,667	$145,487

Total				$145,487

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23 (proceeds receivable $10,209,961) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/54	$4,000,000	1/16/24	$3,959,998
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54	3,000,000	1/16/24	2,910,467
Uniform Mortgage-Backed Securities, 4.00%, 1/1/54	1,000,000	1/16/24	946,406
Uniform Mortgage-Backed Securities, 3.00%, 1/1/54	3,000,000	1/16/24	2,655,469

Total			$10,472,340

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$32,613,000	$357,765	(E)	$(266,739)	3/20/26	US SOFR — Annually	4.40% — Annually	$91,025
		21,667,000	237,687	(E)	177,114	3/20/26	4.40% — Annually	US SOFR — Annually	(60,573)
		61,388,000	1,872,948	(E)	1,597,676	3/20/29	4.10% — Annually	US SOFR — Annually	(275,272)
		26,263,000	841,992	(E)	(744,011)	3/20/34	US SOFR — Annually	3.80% — Annually	97,980
		3,660,000	150,206	(E)	(144,972)	3/20/54	US SOFR — Annually	3.50% — Annually	5,234
		1,574,000	64,597	(E)	62,285	3/20/54	3.50% — Annually	US SOFR — Annually	(2,310)

	Total				$681,353				$(143,916)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$8,943,754	$9,139,051	$—	12/16/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$181,123
	8,942,997	9,174,092	—	12/16/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(217,309)
	Goldman Sachs International
	12,063,110	12,254,183	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	176,001
	11,223,230	11,405,436	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(171,198)

Upfront premium received			—	Unrealized appreciation			357,124

	Upfront premium (paid)		—	Unrealized (depreciation)			(388,507)

		Total	$—			Total	$(31,383)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toll Brothers, Inc.	Consumer cyclicals	1,158	$119,048	1.30%
Expedia Group, Inc.	Consumer cyclicals	765	116,101	1.27%
Booking Holdings, Inc.	Consumer cyclicals	32	114,912	1.26%
Smartsheet, Inc. Class A	Technology	2,335	111,641	1.22%
MGIC Investment Corp.	Financials	5,782	111,529	1.22%
Uber Technologies, Inc.	Consumer staples	1,803	110,989	1.21%
Pinterest, Inc. Class A	Technology	2,973	110,118	1.20%
NRG Energy, Inc.	Utilities and power	2,100	108,594	1.19%
Gartner, Inc.	Consumer cyclicals	240	108,149	1.18%
Vornado Realty Trust	Financials	3,824	108,042	1.18%
Applied Materials, Inc.	Technology	664	107,660	1.18%
Valero Energy Corp.	Energy	815	105,887	1.16%
Cadence Design Systems, Inc.	Technology	388	105,752	1.16%
Vertiv Holdings Co.	Capital goods	2,193	105,334	1.15%
Targa Resources Corp.	Energy	1,196	103,917	1.14%
American International Group, Inc.	Financials	1,515	102,659	1.12%
Textron, Inc.	Capital goods	1,274	102,433	1.12%
Allison Transmission Holdings, Inc.	Capital goods	1,753	101,910	1.12%
Procore Technologies, Inc.	Technology	1,470	101,772	1.11%
MGM Resorts International	Consumer cyclicals	2,272	101,504	1.11%
O'Reilly Automotive, Inc.	Consumer cyclicals	106	100,702	1.10%
Manhattan Associates, Inc.	Technology	466	100,387	1.10%
Synopsys, Inc.	Technology	195	100,375	1.10%
Constellation Energy Corp.	Utilities and power	846	98,884	1.08%
Marathon Oil Corp.	Energy	4,061	98,125	1.07%
General Motors Co.	Consumer cyclicals	2,709	97,299	1.06%
Pure Storage, Inc. Class A	Technology	2,706	96,490	1.06%
NVR, Inc.	Consumer cyclicals	14	95,486	1.04%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	2,186	93,041	1.02%
Live Nation Entertainment, Inc.	Consumer cyclicals	985	92,153	1.01%
Wintrust Financial Corp.	Financials	989	91,755	1.00%
East West Bancorp, Inc.	Financials	1,269	91,283	1.00%
Unum Group	Financials	2,010	90,888	0.99%
Autonation, Inc.	Consumer cyclicals	596	89,548	0.98%
ON Semiconductor Corp.	Technology	1,070	89,407	0.98%
Coinbase Global, Inc. Class A	Financials	512	89,124	0.98%
Jacobs Solutions, Inc.	Capital goods	681	88,413	0.97%
Roku, Inc.	Technology	953	87,317	0.96%
Apartment Income REIT Corp.	Financials	2,477	86,032	0.94%
Johnson Controls International PLC	Capital goods	1,488	85,751	0.94%
Ulta Beauty, Inc.	Consumer staples	173	84,796	0.93%
Equitable Holdings, Inc.	Financials	2,542	84,641	0.93%
Molina Healthcare, Inc.	Health care	228	82,343	0.90%
Curtiss-Wright Corp.	Capital goods	357	79,643	0.87%
J.M. Smucker Co. (The)	Consumer staples	616	77,871	0.85%
Regeneron Pharmaceuticals, Inc.	Health care	88	77,203	0.84%
Hologic, Inc.	Health care	1,064	76,017	0.83%
Genuine Parts Co.	Consumer cyclicals	547	75,801	0.83%
Paycom Software, Inc.	Technology	366	75,700	0.83%
Boyd Gaming Corp.	Consumer cyclicals	1,143	71,587	0.78%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	927	$120,073	1.31%
D.R. Horton, Inc.	Consumer cyclicals	771	117,145	1.28%
Tesla, Inc.	Consumer cyclicals	461	114,523	1.25%
Equifax, Inc.	Consumer cyclicals	462	114,182	1.24%
NortonLifeLock, Inc.	Technology	4,961	113,201	1.23%
IBM Corp.	Technology	677	110,665	1.21%
Lithia Motors, Inc.	Consumer cyclicals	331	108,875	1.19%
Jack Henry & Associates, Inc.	Technology	664	108,548	1.18%
Take-Two Interactive Software, Inc.	Technology	671	107,962	1.18%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	953	106,301	1.16%
Ross Stores, Inc.	Consumer cyclicals	763	105,614	1.15%
New Fortress Energy, Inc.	Energy	2,764	104,288	1.14%
Stanley Black & Decker, Inc.	Consumer cyclicals	1,054	103,351	1.13%
Berkshire Hathaway, Inc. Class B	Financials	289	103,195	1.12%
RPM International, Inc.	Basic materials	922	102,930	1.12%
DT Midstream, Inc.	Energy	1,836	100,589	1.10%
BWX Technologies, Inc.	Capital goods	1,310	100,511	1.10%
Carnival Corp.	Consumer cyclicals	5,406	100,227	1.09%
Thor Industries, Inc.	Consumer cyclicals	841	99,496	1.08%
Five Below, Inc.	Consumer cyclicals	465	99,077	1.08%
DoubleVerify Holdings, Inc.	Technology	2,679	98,552	1.07%
Tyler Technologies, Inc.	Technology	228	95,187	1.04%
TD SYNNEX Corp.	Technology	883	95,049	1.04%
Watsco, Inc.	Consumer staples	219	93,837	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,583	91,837	1.00%
Welltower, Inc.	Financials	1,010	91,079	0.99%
Domino's Pizza, Inc.	Consumer staples	220	90,587	0.99%
Bunge Global SA	Basic materials	890	89,889	0.98%
Digital Realty Trust, Inc.	Financials	658	88,558	0.97%
Texas Instruments, Inc.	Technology	515	87,825	0.96%
Universal Health Services, Inc. Class B	Health care	576	87,731	0.96%
Amdocs, Ltd.	Technology	989	86,928	0.95%
New York Community Bancorp, Inc.	Financials	8,408	86,011	0.94%
PTC, Inc.	Technology	491	85,863	0.94%
Healthcare Realty Trust, Inc.	Financials	4,906	84,524	0.92%
Ciena Corp.	Technology	1,847	83,122	0.91%
Exact Sciences Corp.	Health care	1,099	81,326	0.89%
Kinsale Capital Group, Inc.	Financials	242	81,043	0.88%
T Rowe Price Group, Inc.	Financials	748	80,562	0.88%
Generac Holdings, Inc.	Capital goods	623	80,487	0.88%
Cabot Oil & Gas Corp.	Energy	3,148	80,347	0.88%
BioMarin Pharmaceutical, Inc.	Health care	826	79,648	0.87%
Cooper Cos., Inc. (The)	Health care	210	79,605	0.87%
Boeing Co. (The)	Capital goods	292	76,195	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	824	75,033	0.82%
Unity Software, Inc.	Technology	1,816	74,273	0.81%
CarMax, Inc.	Consumer cyclicals	934	71,688	0.78%
ZoomInfo Technologies, Inc. Class A	Technology	3,852	71,225	0.78%
agilon health, Inc.	Health care	5,618	70,501	0.77%
Zoom Video Communications, Inc. Class A	Technology	968	69,617	0.76%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ArcelorMittal SA (France)	Basic materials	2,473	$70,146	0.57%
Weyerhaeuser Co.	Basic materials	2,010	69,892	0.57%
Meta Platforms, Inc. Class A	Technology	197	69,617	0.57%
SS&C Technologies Holdings, Inc.	Technology	1,114	68,094	0.56%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	2,436	67,994	0.55%
3M Co.	Conglomerates	618	67,530	0.55%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	2,407	67,040	0.55%
Holcim AG (Switzerland)	Basic materials	849	66,631	0.54%
Rio Tinto, Ltd. (Australia)	Basic materials	720	66,613	0.54%
RWE AG (Germany)	Utilities and power	1,450	65,953	0.54%
Iberdrola SA (Spain)	Utilities and power	5,004	65,613	0.54%
Central Japan Railway Co. (Japan)	Transportation	2,544	64,661	0.53%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	900	64,495	0.53%
E.ON SE (Germany)	Utilities and power	4,788	64,256	0.52%
Exor NV (Netherlands)	Financials	640	64,005	0.52%
ConocoPhillips	Energy	550	63,828	0.52%
ENGIE SA (France)	Utilities and power	3,624	63,727	0.52%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	447	63,584	0.52%
Sandvik AB (Sweden)	Capital goods	2,932	63,462	0.52%
PepsiCo, Inc.	Consumer staples	372	63,264	0.52%
Automatic Data Processing, Inc.	Consumer cyclicals	271	63,207	0.52%
SSE PLC (United Kingdom)	Utilities and power	2,669	63,150	0.52%
Consolidated Edison, Inc.	Utilities and power	690	62,726	0.51%
Electronic Arts, Inc.	Technology	457	62,541	0.51%
Smiths Group PLC (United Kingdom)	Capital goods	2,781	62,511	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	4,301	62,012	0.51%
Leidos Holdings, Inc.	Technology	571	61,830	0.50%
Globe Life, Inc.	Financials	507	61,705	0.50%
Deutsche Telekom AG (Germany)	Communication services	2,567	61,681	0.50%
Endesa SA (Spain)	Utilities and power	2,984	60,847	0.50%
Siemens AG (Germany)	Conglomerates	320	60,093	0.49%
TE Connectivity, Ltd.	Technology	425	59,684	0.49%
Alphabet, Inc. Class A	Technology	427	59,596	0.49%
Norsk Hydro ASA (Norway)	Energy	8,823	59,422	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	248	59,259	0.48%
NetApp, Inc.	Technology	666	58,685	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	5,925	58,392	0.48%
MSCI, Inc.	Technology	103	58,197	0.47%
Garmin, Ltd.	Technology	452	58,149	0.47%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	2,532	58,145	0.47%
FactSet Research Systems, Inc.	Consumer cyclicals	121	57,797	0.47%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	3,825	56,056	0.46%
Veralto Corp.	Capital goods	680	55,952	0.46%
Keysight Technologies, Inc.	Technology	351	55,898	0.46%
Repsol SA (Spain)	Energy	3,751	55,730	0.45%
Colgate-Palmolive Co.	Consumer staples	697	55,546	0.45%
Hershey Co. (The)	Consumer staples	296	55,115	0.45%
Arkema SA (France)	Basic materials	483	55,001	0.45%
Mondi PLC (Austria)	Basic materials	2,795	54,780	0.45%
Lockheed Martin Corp.	Capital goods	120	54,563	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Straumann Holding AG (Switzerland)	Health care	414	$66,701	0.58%
Entegris, Inc.	Technology	548	65,688	0.58%
Commonwealth Bank of Australia (Australia)	Financials	842	64,151	0.56%
Heineken NV (Netherlands)	Consumer staples	632	64,140	0.56%
Equifax, Inc.	Consumer cyclicals	259	64,072	0.56%
Westlake Corp.	Basic materials	447	62,536	0.55%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,783	62,197	0.55%
Honeywell International, Inc.	Capital goods	295	61,957	0.54%
Southwest Airlines Co.	Transportation	2,139	61,772	0.54%
Ingersoll Rand, Inc.	Capital goods	799	61,769	0.54%
Keppel Corp., Ltd. (Singapore)	Capital goods	11,481	61,507	0.54%
Magna International, Inc. (Canada)	Consumer cyclicals	1,039	61,416	0.54%
T-Mobile US, Inc.	Communication services	380	60,980	0.53%
Ferrovial SE (Netherlands)	Basic materials	1,661	60,561	0.53%
Realty Income Corp.	Financials	1,043	59,899	0.53%
Visa, Inc. Class A	Financials	229	59,553	0.52%
Duke Energy Corp.	Utilities and power	608	59,025	0.52%
Diamondback Energy, Inc.	Energy	380	58,894	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,495	58,838	0.52%
RELX PLC (United Kingdom)	Consumer cyclicals	1,476	58,495	0.51%
CMS Energy Corp.	Utilities and power	1,005	58,370	0.51%
Pernod Ricard SA (France)	Consumer staples	327	57,698	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	21,238	57,449	0.50%
Waste Connections, Inc.	Capital goods	382	56,994	0.50%
Toyota Motor Corp. (Japan)	Consumer cyclicals	3,087	56,714	0.50%
WEC Energy Group, Inc.	Utilities and power	672	56,543	0.50%
REA Group, Ltd. (Australia)	Technology	451	55,628	0.49%
Orange SA (France)	Communication services	4,794	54,532	0.48%
Antofagasta PLC (Chile)	Basic materials	2,539	54,356	0.48%
Davide Campari-Milano NV (Italy)	Consumer staples	4,780	53,905	0.47%
Imperial Brands PLC (United Kingdom)	Consumer staples	2,332	53,689	0.47%
CenterPoint Energy, Inc.	Utilities and power	1,864	53,263	0.47%
Waste Management, Inc.	Capital goods	297	53,229	0.47%
Kering SA (France)	Consumer cyclicals	119	52,489	0.46%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	1,396	52,004	0.46%
Williams Cos., Inc. (The)	Energy	1,464	51,004	0.45%
Edison International	Utilities and power	713	50,990	0.45%
Kyocera Corp. (Japan)	Technology	3,491	50,958	0.45%
FirstEnergy Corp.	Utilities and power	1,385	50,787	0.45%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	629	50,576	0.44%
Sempra	Utilities and power	670	50,060	0.44%
SIG Combibloc Group AG (Switzerland)	Basic materials	2,142	49,285	0.43%
Masco Corp.	Consumer cyclicals	734	49,186	0.43%
Air Liquide SA (France)	Basic materials	249	48,362	0.42%
Hermes International (France)	Consumer cyclicals	22	47,320	0.41%
Volkswagen AG (Preference) (Germany)	Consumer cyclicals	378	46,610	0.41%
Orica, Ltd. (Australia)	Basic materials	4,290	46,605	0.41%
Allianz SE (Germany)	Financials	173	46,159	0.40%
PG&E Corp.	Utilities and power	2,558	46,121	0.40%
Ashtead Group PLC (United Kingdom)	Consumer staples	662	46,092	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	$32,862	$112,561	$33,059	5/11/63	500 bp — Monthly	$(87)
	CMBX NA BB.7 Index	B-/P	123,240	337,202	120,145	1/17/47	500 bp — Monthly	3,473
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	9,898	60,128	21,423	1/17/47	500 bp — Monthly	(11,458)
	CMBX NA BBB-.7 Index	BB/P	11,936	89,723	17,047	1/17/47	300 bp — Monthly	(5,042)
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	1,582	13,153	1,564	1/17/47	200 bp — Monthly	24
	CMBX NA BB.9 Index	B/P	400	1,000	382	9/17/58	500 bp — Monthly	19
	CMBX NA BBB-.7 Index	BB/P	46,440	226,388	43,014	1/17/47	300 bp — Monthly	3,567
	JPMorgan Securities LLC
	CMBX NA A.7 Index	A-/P	11,139	115,205	13,698	1/17/47	200 bp — Monthly	(2,498)
	CMBX NA BB.10 Index	B-/P	4,092	51,000	21,782	5/11/63	500 bp — Monthly	(17,640)
	CMBX NA BB.7 Index	B-/P	112,621	186,883	66,586	1/17/47	500 bp — Monthly	46,244
	CMBX NA BBB-.8 Index	BB-/P	2,807	18,000	2,707	10/17/57	300 bp — Monthly	110
	Merrill Lynch International
	CMBX NA BB.9 Index	B/P	4,456	21,000	8,016	9/17/58	500 bp — Monthly	(3,539)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	13,500	107,000	10,315	12/16/72	200 bp — Monthly	3,227
	CMBX NA BB.6 Index	B+/P	35,425	118,516	34,808	5/11/63	500 bp — Monthly	732
	CMBX NA BB.9 Index	B/P	2,118	5,000	1,909	9/17/58	500 bp — Monthly	214

Upfront premium received			412,516		Unrealized appreciation			57,610

Upfront premium (paid)			—		Unrealized (depreciation)			(40,264)

	Total		$412,516				Total	$17,346
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$83,002	$9,869	1/17/47	(200 bp) — Monthly	$8,468
	CMBX NA BB.10 Index	(121,121)	261,000	111,473	11/17/59	(500 bp) — Monthly	(9,902)
	CMBX NA BB.8 Index	(28,578)	63,783	26,113	10/17/57	(500 bp) — Monthly	(2,527)
	CMBX NA BB.9 Index	(11,358)	27,000	10,306	9/17/58	(500 bp) — Monthly	(1,078)
	CMBX NA BBB-.12 Index	(39,447)	139,000	32,554	8/17/61	(300 bp) — Monthly	(6,974)
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,321	9/17/58	(300 bp) — Monthly	(1,185)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	40,147	11/17/59	(500 bp) — Monthly	28,878
	CMBX NA BB.10 Index	(12,542)	94,000	40,147	11/17/59	(500 bp) — Monthly	27,514
	CMBX NA BB.10 Index	(6,091)	49,000	20,928	11/17/59	(500 bp) — Monthly	14,790
	CMBX NA BB.7 Index	(53,129)	262,448	93,510	1/17/47	(500 bp) — Monthly	40,087
	CMBX NA BB.7 Index	(31,728)	139,756	49,795	1/17/47	(500 bp) — Monthly	17,910
	CMBX NA BB.7 Index	(2,136)	72,063	21,165	5/11/63	(500 bp) — Monthly	18,959
	Goldman Sachs International
	CMBX NA BB.10 Index	(4,053)	9,000	3,844	11/17/59	(500 bp) — Monthly	(218)
	CMBX NA BB.6 Index	(36,283)	124,472	36,557	5/11/63	(500 bp) — Monthly	154
	CMBX NA BB.7 Index	(73,422)	208,821	74,403	1/17/47	(500 bp) — Monthly	777
	CMBX NA BB.8 Index	(21,232)	50,253	20,574	10/17/57	(500 bp) — Monthly	(707)
	CMBX NA BBB-.12 Index	(14,768)	56,000	13,115	8/17/61	(300 bp) — Monthly	(1,686)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	30,374	8,921	5/11/63	(500 bp) — Monthly	(17,364)
	CMBX NA BBB-.10 Index	(16,266)	129,000	30,934	11/17/59	(300 bp) — Monthly	14,593
	CMBX NA BBB-.7 Index	(98,131)	248,373	47,191	1/17/47	(300 bp) — Monthly	(51,133)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	38,439	11/17/59	(500 bp) — Monthly	33,231
	CMBX NA BBB-.10 Index	(10,400)	48,000	11,510	11/17/59	(300 bp) — Monthly	1,082
	CMBX NA BBB-.7 Index	(2,376)	17,232	3,274	1/17/47	(300 bp) — Monthly	884
	CMBX NA BBB-.9 Index	(2,964)	16,000	2,797	9/17/58	(300 bp) — Monthly	(177)
	CMBX NA BBB-.9 Index	(185)	1,000	175	9/17/58	(300 bp) — Monthly	(11)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(43,186)	91,000	38,866	11/17/59	(500 bp) — Monthly	(4,408)
	CMBX NA BB.7 Index	(8,164)	21,938	7,817	1/17/47	(500 bp) — Monthly	(372)
	CMBX NA BB.8 Index	(3,953)	8,698	3,561	10/17/57	(500 bp) — Monthly	(401)
	CMBX NA BBB-.10 Index	(323)	1,000	240	11/17/59	(300 bp) — Monthly	(84)
	CMBX NA BBB-.12 Index	(36,580)	115,000	26,933	8/17/61	(300 bp) — Monthly	(9,715)
	CMBX NA BBB-.7 Index	(9,099)	40,999	7,790	1/17/47	(300 bp) — Monthly	(1,341)
	CMBX NA BBB-.8 Index	(10,912)	53,000	7,971	10/17/57	(300 bp) — Monthly	(2,970)

Upfront premium received		—			Unrealized appreciation		207,327

Upfront premium (paid)		(746,833)			Unrealized (depreciation)		(112,253)

	Total	$(746,833)				Total	$95,074
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$4,165	$2,926,440	$171,197	12/20/28	500 bp — Quarterly	$180,239
	CDX NA IG Series 41 Index	BBB+/P	(324,741)	24,100,000	469,709	12/20/28	100 bp — Quarterly	156,825

	Total		$(320,576)					$337,064
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $543,882,819.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
Short-term investments
	Putnam Short Term Investment Fund Class P*	$7,097,244	$32,117,113	$36,889,899	$75,950	$2,324,458

	Total Short-term investments	$7,097,244	$32,117,113	$36,889,899	$75,950	$2,324,458
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,756,617.
(c)

Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.

Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $661,028 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $811,633 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $84,891 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$9,301,601	$4,499,070	$—
Capital goods	9,675,185	3,442,069	—
Communication services	4,603,985	550,017	—
Conglomerates	2,147,834	1,742,906	—
Consumer cyclicals	40,695,339	7,989,197	—
Consumer staples	13,287,689	5,399,554	—
Energy	9,154,358	2,013,792	—
Financials	30,385,090	9,617,400	—
Health care	30,900,103	6,043,988	1,346
Technology	81,044,655	5,365,179	—
Transportation	4,635,724	592,958	—
Utilities and power	6,108,702	1,359,073	—

Total common stocks	241,940,265	48,615,203	1,346
Asset-backed securities	—	791,330	—
Collateralized loan obligations	—	10,612,072	—
Convertible bonds and notes	—	81,391	—
Convertible preferred stocks	—	67,159	—
Corporate bonds and notes	—	132,859,952	—
Foreign government and agency bonds and notes	—	7,088,740	—
Mortgage-backed securities	—	32,759,742	—
Purchased options outstanding	—	842,682	—
Senior loans	—	1,740,701	—
U.S. government and agency mortgage obligations	—	123,080,113	—
U.S. treasury obligations	—	121,491	—
Short-term investments	1,781,000	11,192,787	—

Totals by level	$243,721,265	$369,853,363	$1,346
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$47,746	$—
Futures contracts	266,642	—	—
Written options outstanding	—	(145,487)	—
TBA sale commitments	—	(10,472,340)	—
Interest rate swap contracts	—	(825,269)	—
Total return swap contracts	—	(31,383)	—
Credit default contracts	—	1,104,377	—

Totals by level	$266,642	$(10,322,356)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$7,000
Written equity option contracts (contract amount)	$4,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$15,300,000
Centrally cleared interest rate swap contracts (notional)	$144,600,000
OTC total return swap contracts (notional)	$41,000,000
OTC credit default contracts (notional)	$4,400,000
Centrally cleared credit default contracts (notional)	$26,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com